PROSPECTUS

March  1,  2004

CONCEPT  Series

Gartmore  Micro  Cap  Equity  Fund
Gartmore  Millennium  Growth  Fund
Gartmore  Value  Opportunities  Fund
Gartmore  High  Yield  Bond  Fund
Gartmore  Funds

WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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TABLE  OF  CONTENTS

FUND SUMMARIES . . . . . . . . . . . . . . . . . . .           3
Gartmore Micro Cap Equity Fund
Gartmore Millennium Growth Fund
Gartmore Value Opportunities Fund
Gartmore High Yield Bond Fund

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . .          19
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . . . . . . . . . . . . . . . . . . . . .          22
Investment Adviser
Subadviser for the Gartmore Value Opportunities Fund

BUYING, SELLING AND EXCHANGING FUND SHARES . . . . .          23
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . .          34
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . .          36

ADDITIONAL INFORMATION . . . . . . . . . . . . . . .  BACK COVER

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FUND  SUMMARIES

This prospectus provides information about four funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 19. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Funds offered in this prospectus use investment strategies that may present substantially higher risks and greater volatility than most mutual funds. The Funds are not appropriate for conservative investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Funds  have  the  following  share  classes:

Gartmore  Micro  Cap  Equity  Fund

-     Class  A
-     Class  B
-     Class  C
-     Class  R
-     Institutional  Service  Class
-     Institutional  Class

Gartmore  Millennium  Growth  Fund

-     Class  A
-     Class  B
-     Class  C
-     Class  D
-     Class  R

Institutional  Service  Class  Gartmore  Value  Opportunities  Fund

-     Class  A
-     Class  B
-     Class  C
-     Class  R
-     Institutional  Service  Class

Gartmore  High  Yield  Bond  Fund

-     Class  A
-     Class  B
-     Class  C
-     Class  R
-     Institutional  Service  Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 23.

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FUND  SUMMARIES  -  GARTMORE  MICRO  CAP  EQUITY  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the common stock of the company multiplied by the current share price.

The  Fund  seeks  long  term  capital  appreciation.

To achieve its objective, the Fund invests at least 80% of its net assets in equity securities of micro-capitalization companies. Micro-capitalization companies are companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index (micro-capitalization companies). As of January 30, 2004, the last date of rebalancing, such capitalizations were approximately $675 million or less, considerably less than the market capitalization of typical S&P 500 companies. This range may fluctuate depending on changes in the value of the stock market as a whole. The Fund is not obligated to sell a security that has appreciated beyond the micro-capitalization range, but it will typically do so.

The Fund focuses on undiscovered, small-sized, emerging growth companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

-     Development  of  new  products,  technologies  or  markets;
-     High  quality  balance  sheet;
-     Above  average  earnings  growth;
-     Attractive  valuation;  and
-     Strong  management  team.

Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Fund typically invests in securities issued by approximately 50-100 companies with 1-2% of the Fund's net assets in each security.

The Fund's portfolio manager considers whether to sell a particular security based on the following criteria:

-    Change  in  company  fundamentals  from  the  time of original investment;
- When valuation measures deteriorate to where other attractive stocks are available more cheaply;
-    Financial  stability  weakens;
-    Management's  actions  not  in  the  shareholders'  best  interests;  and
- When market capitalization reaches twice portfolio buying range (i.e. the maximum is currently approximately $1.2 billion).

The Fund may also invest up to, but not more than, 20% of its net assets in equity securities of larger capitalization companies.

The Fund may invest without limit in initial public offerings ("IPOs") of micro-capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund's investment adviser may consider whether or not to close the Fund to new investors and to existing shareholders (other than through reinvestments of dividends and distributions) when the total value of the securities in micro-capitalization companies managed by the investment adviser in the Fund and in any other fund or account approaches $300 million. You will receive advance notice of any decision to close the Fund to new investors and/or to existing shareholders. The Fund also reserves the right to reopen to investors at any time should it decide to so close.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

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FUND  SUMMARIES  -  GARTMORE  MICRO  CAP  EQUITY  FUND

MICRO-CAPITALIZATION RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in micro-capitalization companies and therefore is subject to the risks associated with very small companies. The Fund's investments in micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies. These companies also have a greater risk that they will not succeed and may ultimately fail.

IPO RISK. The Fund may also purchase securities of companies in IPOs. An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, if the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on micro-capitalization, growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for that time period compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURN  -  CLASS  A  SHARES*  (YEAR  ENDED  DECEMBER  31)

2003     93.06%

Best Quarter:.  32.64%  2nd qtr. of 2003
Worst Quarter:   0.22%  1st qtr. of 2003

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* This annual return does not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

FUND  SUMMARIES  -  GARTMORE  MICRO  CAP  EQUITY  FUND

AVERAGE ANNUAL RETURNS1                                        SINCE
AS OF DECEMBER 31, 2003                            1 YEAR   INCEPTION2
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Class A shares - Before Taxes . . . . . . . . . .   82.04%       39.38%
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Class A shares - After Taxes on Distributions . .   82.04%       39.38%
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Class A shares - After Taxes on Distributions . .   53.32%       33.86%
and Sale of Shares
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Class B shares - Before Taxes . . . . . . . . . .   86.59%       41.59%
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Class C shares - Before Taxes3. . . . . . . . . .   88.82%       42.90%
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Class R shares - Before Taxes4. . . . . . . . . .   91.48%       43.74%
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Institutional Service Class shares - Before Taxes   93.61%       45.22%
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Institutional Class shares - Before Taxes . . . .   93.61%       45.22%
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Wilshire Micro Cap Equity Index5. . . . . . . . .   91.15%       32.26%

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1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  June  27,  2002.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 These returns until the creation of Class R shares (12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares invest in the same portfolio of securities as Class B shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class R shares.
5 The Wilshire Micro Cap Equity Index is a capitalization-weighted index that measures small-cap stocks in the bottom "half" of the Wilshire 5000 Index. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                                   INSTITUTIONAL
SHAREHOLDER FEES1           CLASS    CLASS    CLASS       CLASS       SERVICE   INSTITUTIONAL
(PAID DIRECTLY FROM YOUR      A        B        C           R          CLASS        CLASS
INVESTMENT)                SHARES   SHARES   SHARES       SHARES       SHARES       SHARES
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Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price) . . . . .  5.75%2   None     None       None            None             None
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Maximum Deferred
Sales Charge (Load)
imposed on
redemptions
(as a percentage
of original purchase
price or sale
proceeds, as
applicable) . . . . . . .  None3    5.00%4   1.00%5     None            None             None
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Redemption/
Exchange Fee (as
percentage of
amount redeemed
or exchanged)6. . . . . .    1.50%    1.50%    1.50%           1.50%     1.50%           1.50%
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                                                                  INSTITUTIONAL
ANNUAL FUND OPERATING . .   CLASS    CLASS    CLASS    CLASS         SERVICE   INSTITUTIONAL
EXPENSES (DEDUCTED. . . .     A        B        C        R            CLASS        CLASS
FROM FUND ASSETS) . . . .  SHARES   SHARES   SHARES   SHARES          SHARES       SHARES
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Management Fees . . . . .    1.25%    1.25%    1.25%   1.25%             1.25%           1.25%
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Distribution and/or
Service (12b-1) Fees. . .    0.25%    1.00%    1.00%   0.40%7            None            None
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Other Expenses. . . . . .    1.25%    1.24%    1.24%   1.44%             1.24%           1.24%
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TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .    2.75%    3.49%    3.49%   3.09%             2.49%           2.49%
Amount of Fee
Waiver/Expense
Reimbursement . . . . . .    0.94%    0.94%    0.94%   0.94%             0.94%           0.94%
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TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8. . . . .    1.81%    2.55%    2.55%           2.15%     1.55%           1.55%

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1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end sales charges-Class A and Class D shares" on page 26.

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FUND  SUMMARIES  -  GARTMORE  MICRO  CAP  EQUITY  FUND

3 A contingent deferred sales charge ("CDSC") of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent Deferred Sales Charge (CDSC) on Class A, Class B and Class C shares" on page 29, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 26.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC),  on  Class  A,  Class  B  and  Class  C  shares"  on  page  29.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 29.
6 A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 32.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.55% for each Class at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After
     Waivers/Reimbursements" could increase to 2.05% for Class A, 2.30% for Class R and 1.80% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
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Class A Shares*. . . . . . . . . .  $   748  $  1,295  $  1,867  $   3,413
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Class B Shares . . . . . . . . . .  $   758  $  1,284  $  1,932  $   3,459
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Class C Shares . . . . . . . . . .  $   358  $    984  $  1,732  $   3,703
--------------------------------------------------------------------------
Class R Shares . . . . . . . . . .  $   218  $    866  $  1,539  $   3,336
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Institutional Service Class Shares  $   158  $    686  $  1,241  $   2,755
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Institutional Class Shares . . . .  $   158  $    686  $  1,241  $   2,755

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   258  $    984  $  1,732  $   3,459
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Class C Shares  $   258  $    984  $  1,732  $   3,703

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*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Class and Institutional Service Class shares do not change whether or not you sell your shares.

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FUND  SUMMARIES  -  GARTMORE  MILLENNIUM  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  appreciation.

To achieve its objective, the Fund invests primarily in securities of growth companies that are creating fundamental changes in the economy. Typically, these companies are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock. The Fund can invest in companies of any size but primarily focuses on securities of small- to mid-sized companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordininarily perform an assessment of companies focusing on the following characteristics:

-     Global  capacity.
-     Market  leadership.
-     Brand  and  reputation.
-     Management  capability  regarding  innovation,  execution and acquisition.

It  generally  will  sell  securities  if  the investment adviser believes that:

-     The  price  of  the  security  is  overvalued.
-     The  company's  earnings  are  consistently  lower  than  expected.
-     More  favorable  opportunities  are  identified.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The Fund may also engage in securities lending in order to generate additional income.

SHORT  SALES:
Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

The Fund has the ability to hold up to 20% of its net assets in short positions. The portfolio managers may sell stocks short that they believe are likely to fall short of expectations or which are overvalued. The Fund realizes a profit or incurs a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold short and when the Fund replaces the borrowed security.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS
Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SHORT SALES RISK. Short sales are the sale of a security the Fund does not currently own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borowed security. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

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FUND  SUMMARIES  -  GARTMORE  MILLENNIUM  GROWTH  FUND

PORTFOLIO TURNOVER RISK. The portfolio managers engage in active and frequent trading of securities. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause shareholders to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 19.

PERFORMANCE
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax rerturns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  D  SHARES*  (YEARS  ENDED  DECEMBER  31)

1994     4.8%
1995     32.5%
1996     16.8%
1997     20.7%
1998     16.0%
1999     10.1%
2000     10.2%
2001    -39.7%
2002    -29.4%
2003     36.4%

Best Quarter:.   23.56%  1st qtr. of 2000
Worst Quarter:  -36.86%  1st qtr. of 2001

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* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1 - AS OF 12/31/03  1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Class A shares - Before Taxes2 . . . . .   28.16%    -8.20%      4.01%
----------------------------------------------------------------------
Class B shares - Before Taxes2 . . . . .   29.96%    -8.39%      4.00%
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Class C shares - Before Taxes2, 3. . . .   32.72%    -7.66%      4.29%
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Class D shares - Before Taxes. . . . . .   30.37%    -7.62%      4.32%
----------------------------------------------------------------------
Class D shares - After Taxes on
Distributions. . . . . . . . . . . . . .   30.37%    -8.42%      2.71%
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Class D shares - After Taxes on
Distributions and Sales of Shares. . . .   19.74%  -6.37%4       3.38%
----------------------------------------------------------------------
Class R shares - Before Taxes2 . . . . .   36.44%    -6.76%      4.79%
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Institutional Service
Class shares - Before Taxes2 . . . . . .   36.44%    -6.76%      4.79%
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Russell Midcap Growth Index5 . . . . . .   42.71%     2.01%      9.40%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998. Beginning September 1, 2000, the Fund's principal investment strategies were broadened from a focus on mid cap growth stocks.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A and Class B shares (5/11/98), Class C shares (3/1/01) and Class R shares (12/30/03). For the Institutional Service Class shares which have not commenced operations, the returns are based on the predecessor fund prior to May 11, 1998 and Class D shares for the period from May 11, 1998 to December 31, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what these classes of shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of certain other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Class C and Class R shares would have been lower.

8
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MILLENNIUM  GROWTH  FUND

3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 The performance for "Class D shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
5 The Russell Midcap Growth Index-an unmanaged index of the stock of medium-size U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2004, gives a broad look at how the stock price of medium size U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the Class you select.

                                                           INSTITUTIONAL
SHAREHOLDER FEES1       CLASS    CLASS    CLASS    CLASS       CLASS       SERVICE
(PAID DIRECTLY FROM       A        B        C        D           R          CLASS
YOUR INVESTMENT)       SHARES   SHARES   SHARES   SHARES       SHARES       SHARES
-----------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price) . . .  5.75%2   None     None     4.50%2             None      None
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of
original purchase
price or sale
proceeds, as
applicable) . . . . .  None3    5.00%4   1.00%5     None             None      None
-----------------------------------------------------------------------------------
Redemption/
Exchange Fee (as
a percentage of
amount redeemed
or exchanged)6. . . .    1.50%    1.50%    1.50%    1.50%           1.50%     1.50%
-----------------------------------------------------------------------------------
ANNUAL FUND                                                INSTITUTIONAL
OPERATING EXPENSES. .   CLASS    CLASS    CLASS    CLASS       CLASS       SERVICE
(DEDUCTED FROM. . . .     A        B        C        D           R          CLASS
FUND ASSETS). . . . .  SHARES   SHARES   SHARES   SHARES       SHARES       SHARES
-----------------------------------------------------------------------------------
Management Fees7. . .    0.80%    0.80%    0.80%    0.80%           0.80%     0.80%
-----------------------------------------------------------------------------------
Distribution
and/or Service
(12b-1) Fees. . . . .    0.25%    1.00%    1.00%    None            0.40%8     None
-----------------------------------------------------------------------------------
Other Expenses
-----------------------------------------------------------------------------------
Short Sale
Dividend Expense9 . .    0.05%    0.05%    0.05%    0.05%           0.05%     0.05%
-----------------------------------------------------------------------------------
Remainder of
Other Expenses. . . .    0.69%    0.63%    0.63%    0.63%           0.83%     0.63%
-----------------------------------------------------------------------------------
Total Other Expenses.    0.74%    0.68%    0.68%    0.68%           0.88%     0.68%
-----------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING
EXPENSES. . . . . . .    1.79%    2.48%    2.48%    1.48%           2.08%     1.48%
-----------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . .    0.24%    0.24%    0.24%    0.24%           0.24%     0.24%
-----------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS10. . .    1.55%    2.24%    2.24%    1.24%           1.84%     1.24%

9
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MILLENNIUM  GROWTH  FUND

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges"-Class A and Class D shares on page 26.
3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 29, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 26.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  29.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 29.
6 A redemption/exchange fee of 1.50% will be charged for any share redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 32.
7 This fee reflects changes to the contractual management fee for the Fund effective March 1, 2004.
8 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
9 "Short Sale Dividend Expenses" are based on estimates during the current year. The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total Other Expenses" and "Total Annual Fund Operating Expenses". However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.
10 GMF and the Trust have entered into a written contract limiting total fund operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) from exceeding 1.20% for each Class of the Fund at least through February 28, 2005. The Trust is authorized to reimburse GMF for management fees previously waived and/or the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   724  $  1,084  $  1,468  $   2,541
-------------------------------------------------------------
Class B shares. . . .  $   727  $  1,050  $  1,499  $   2,598
-------------------------------------------------------------
Class C shares. . . .  $   327  $    750  $  1,299  $   2,798
-------------------------------------------------------------
Class D shares. . . .  $   571  $    874  $  1,200  $   2,119
-------------------------------------------------------------
Class R shares. . . .  $   187  $    629  $  1,097  $   2,391
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   126  $    444  $    785  $   1,748

You would pay the following expenses on the same investment if you did not sell your shares**:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   227  $    750  $  1,299  $   2,598
------------------------------------------------------
Class C shares  $   227  $    750  $  1,299  $   2,798

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R and Institutional Service Class shares do not change whether or not you sell your shares.

10
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of common stock of the company multiplied by the current share price.

The Fund's investment adviser, GMF, has selected NorthPointe Capital LLC ("NorthPointe") as the subadviser to manage the Fund's portfolio on a day to day basis. The Fund pursues its investment objective by investing, under normal conditions, primarily in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index, known as small cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2,000 companies known as "small cap" companies which have small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2004, the market capitalizations of companies in the Russell 2000 Index ranged from $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 Index may, at any given time, be higher or lower.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and the Fund's subadviser believes that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies (companies involved in acquisitions, consolidations, mergers or other unusual developments) and turnarounds (companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery).

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

In addition to investing in small cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts ("REITs").

The subadviser considers selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the portfolio.

In making decisions on whether to buy or sell a security, the subadvis-er is not limited by the turnover rate of the Fund. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences.

The Fund may also engage in securities lending in order to generate additional income.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuations) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

11
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table present two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2000    31.52%
2001     1.85%
2002   -14.36%
2003    36.99%

Best Quarter:.   18.51%  2nd qtr. of 2003
Worst Quarter:  -16.45%  3rd qtr. of 2002

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                    ONE       SINCE
AVERAGE ANNUAL RETURNS1 - AS OF 12/31/03            YEAR   INCEPTION2
----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .  28.84%       10.74%
----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .  28.82%       10.46%
----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sales of Shares . . . . . . . . . . . . . . .  18.76%        9.15%
----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .  30.70%       11.33%
----------------------------------------------------------------------
Class C shares - Before Taxes3, 4 . . . . . . . .  33.40%       11.40%
----------------------------------------------------------------------
Class R shares - Before Taxes3. . . . . . . . . .  35.70%       11.69%
----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes  36.85%       12.66%
----------------------------------------------------------------------
Russell 2000 Index5 . . . . . . . . . . . . . . .  47.25%        3.86%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  December  29,  1999.
3 These returns until the creation of Class C shares (3/1/01) and Class R shares (12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The Russell 2000 Index is an unmanaged index of securities of small capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

12
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                          INSTITUTIONAL
SHAREHOLDER FEES1               CLASS    CLASS    CLASS       CLASS       SERVICES
(PAID DIRECTLY FROM YOUR          A        B        C           R           CLASS
INVESTMENT)                    SHARES   SHARES   SHARES       SHARES       SHARES
----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a
percentage of
offering price) . . . . . . .  5.75%2   None     None               None      None
----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on redemptions
(as a percentage of
original purchase price
or sale proceeds, as
applicable) . . . . . . . . .  None3    5.00%4    1.00%5            None      None
----------------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage of
amount redeemed or
exchanged)6 . . . . . . . . .    1.50%    1.50%    1.50%           1.50%     1.50%
----------------------------------------------------------------------------------
                                                          INSTITUTIONAL
ANNUAL FUND OPERATING . . . .  CLASS    CLASS    CLASS        CLASS       SERVICE
EXPENSES (PAID DIRECTLY FROM.    A        B        C            R           CLASS
YOUR INVESTMENT). . . . . . .  SHARES   SHARES   SHARES       SHARES       SHARES
----------------------------------------------------------------------------------
Management Fees . . . . . . .    0.70%    0.70%    0.70%           0.70%     0.70%
----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . .    0.25%    1.00%    1.00%           0.40%7     None
----------------------------------------------------------------------------------
Other Expenses. . . . . . . .    0.47%    0.42%    0.42%           0.62%     0.62%
----------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES8 . . . . .    1.42%    2.12%    2.12%           1.72%     1.32%
----------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . .    0.12%    0.12%    0.12%           0.12%     0.12%
----------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8. . . . . . .    1.30%    2.00%    2.00%           1.60%     1.20%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales charges-Class A and Class D shares" beginning on page 26.
3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 29, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 26.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  29.
5 CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 29.
6 A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 32.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 1.00% for each Class of the Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.50% for Class A, 1.75% for Class R, and 1.25% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.

13
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   700  $    987  $  1,296  $   2,169
-------------------------------------------------------------
Class B shares. . . .  $   703  $    952  $  1,328  $   2,180
-------------------------------------------------------------
Class C shares. . . .  $   303  $    652  $  1,128  $   2,442
-------------------------------------------------------------
Class R shares. . . .  $   163  $    530  $    922  $   2,020
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   122  $    406  $    712  $   1,580

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   203  $    652  $  1,128  $   2,180
------------------------------------------------------
Class C shares  $   203  $    652  $  1,128  $   2,442

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

14
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  HIGH  YIELD  BOND  FUND

OBJECTIVES  AND  PRINCIPAL  STRATEGIES

The Fund seeks high current income with capital appreciation as a secondary objective.

Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. These bonds generally offer higher interest rates because the issuer is at greater risk of default (failure to repay the bond).

"BOTTOM  UP"  APPROACH.

- CREDIT RESEARCH. The portfolio manager uses independent credit research to evaluate debt service, growth rate, and both downside and upgrade potential for each individual security.
- SECURITY SELECTION. Based on the results of the credit research, the portfolio manager selects those issues of companies that are believed to provide high yields with low relative credit risk and that will enhance the diversification of the portfolio.
- SECTOR ALLOCATION. A byproduct of the security selection process is the Fund's allocation among the various industry sectors tracked by the Fund's benchmark index. Whether a given sector allocation of the Fund's portfolio winds up being overweighted (above the index allocation), neutral (equal to the index allocation) or underweighted (below the index allocation) will depend on the portfolio manager's perception of the prospects for the sector in the context of the current economic environment.

To achieve its objective, the Fund invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers. (A company is considered to be domestic if it is organized under the laws of the U.S. and has a principal place of business in the U.S., or derives 50% or more of its cash flow from business in the U.S.) Under normal conditions, the Fund invests at least 80% of its net assets in bonds that are considered below investment grade. Such bonds are commonly known as junk bonds. These bonds may be of any credit quality and may include securities which currently are not paying interest, pay-in-kind securities, zero coupon bonds and securities that are in default.

The Fund's portfolio manager generally uses a "bottom up" approach when selecting securities. The "bottom up" approach focuses on individual issues through the application of credit analysis. The portfolio manager uses an active process that emphasizes relative value, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.

By using these combined approaches, the Fund assesses new issues versus secondary market opportunities. The Fund intends to maintain a duration between three and six years.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

In order to maintain liquidity, or in the event that the portfolio manager determines there are no securities currently available in the market that meet the Fund's investment objectives, the Fund may invest up to 35% of its total assets in cash or money market instruments.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for junk bonds and other lower-rated securities.

15
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FUND  SUMMARIES  -  GARTMORE  HIGH  YIELD  BOND  FUND

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments.
-    Greater  risk  of  loss  due  to  default  or  declining  credit  quality.
- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.
- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

MATURITY RISK. The price of debt securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's debt securities may decline significantly.

PORTFOLIO TURNOVER RISK. The portfolio managers engage in active and frequent trading of securities. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause shareholders to have additional tax consequences as a result of owning the Fund.
For  additional  information,  see  "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability -of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax rerturns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-INSTITUTIONAL  SERVICE  CLASS  SHARES* (YEARS ENDED DECEMBER 31)

2000     -13.7%
2001       2.1%
2002     -16.9%
2003      23.2%

Best Quarter:.   8.71%  4th qtr. of 2001
Worst Quarter:  -8.08%  4th qtr. of 2000

--------------------------------------------------------------------------------
* These annual returns also do not reflect the effect of taxes. Please call 1-800-848-0920 to obtain the Fund 's current 30-day yield.

16
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FUND  SUMMARIES  -  GARTMORE  HIGH  YIELD  BOND  FUND

                                                               SINCE
AVERAGE ANNUAL RETURNS1 - AS OF 12/31/03           1 YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   17.18%       -0.04%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .   13.82%       -3.76%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares. . . . . . . . . . . . . . . .   10.98%       -2.38%
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .   17.19%        0.11%
-----------------------------------------------------------------------
Class C shares - Before Taxes3, 4 . . . . . . . .   20.02%       -0.10%
-----------------------------------------------------------------------
Class R shares - Before Taxes3. . . . . . . . . .   22.19%        0.46%
-----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   23.17%        1.59%
-----------------------------------------------------------------------
Citigroup U.S.High-Yield Market Index5. . . . . .   30.63%        6.35%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  29,  1999.
3 These returns until the creation of Class C shares (3/1/01) and for the whole period for Class R shares (which had not commenced operations before 12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The Citigroup U.S. High-Yield Market Index is an unmanaged index of high-yield debt securities and is a broad market measure. Unlike mutual fund returns, the Salomon Smith Barney U.S. High-Yield Market Index does not include expenses. If expenses were deducted, the actual returns of the index would be lower.

FEES  AND  EXPENSES

This table describes fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                               INSTITUTIONAL
SHAREHOLDER FEES1           CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM YOUR      A        B        C        R         CLASS
INVESTMENT)                SHARES   SHARES   SHARES   SHARES       SHARES
----------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a
percentage
of offering price). . . .  4.75%2     None     None     None          None
----------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds,
as applicable). . . . . .  None3    5.00%4   1.00%5     None            None
----------------------------------------------------------------------------
                                                               INSTITUTIONAL
ANNUAL FUND OPERATING . .  CLASS    CLASS    CLASS    CLASS       SERVICE
EXPENSES CLASS( DEDUCTED.    A        B        C        R          CLASS
FROM FUND ASSETS) . . . .  SHARES   SHARES   SHARES   SHARES       SHARES
----------------------------------------------------------------------------
Management Fees . . . . .    0.55%    0.55%    0.55%    0.55%          0.55%
----------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .    0.25%    1.00%    1.00%    0.40%6          None
----------------------------------------------------------------------------
Other Expenses6 . . . . .    0.28%    0.22%    0.22%    0.42%          0.22%
----------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .    1.08%    1.77%    1.77%    1.37%          0.77%
----------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . .    0.07%    0.07%    0.07%    0.07%          0.07%
----------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)7. . . . .    1.01%    1.70%    1.70%    1.30%          0.70%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" beginning on page 26.
3 A CDSC of up to 0.75% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 29, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 26.


17
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FUND  SUMMARIES  -  GARTMORE  HIGH  YIELD  BOND  FUND

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 29. 5 A CDSC of 1% is charged when you sell Class C shares within the first year of purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 29.
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
7 GMF and the Trust have entered into a written contract limiting operating expenses (excluding Fund certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 0.70% for each Class of the Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.20% for Class A, 1.45% for Class R, and 0.95% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   574  $    799  $  1,041  $   1,735
-------------------------------------------------------------
Class B shares. . . .  $   674  $    853  $  1,158  $   1,819
-------------------------------------------------------------
Class C shares. . . .  $   274  $    553  $    958  $   2,089
-------------------------------------------------------------
Class R shares. . . .  $   133  $    430  $    749  $   1,651

Institutional Service
Class shares. . . . .  $    73  $    242  $    426  $     960

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   174  $    553  $    958  $   1,819
------------------------------------------------------
Class C shares  $   174  $    553  $    958  $   2,089

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about each of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

SHORT SALES (MILLENNIUM GROWTH). When a portfolio manager believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit by purchasing at a lower price and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt securities, equity securities or cash to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT VALUE OPPORTUNITIES). Convertible securities-also known as convertibles-including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because most convertibles can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

INITIAL PUBLIC OFFERINGS (IPOS) (MICRO CAP EQUITY). Most IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices for IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs may be sold within 12 months of the purchase. This may result in increased short term capital gains, which will be taxable to shareholders as ordinary income.

WARRANTS (VALUE OPPORTUNITIES). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS (VALUE OPPORTUNITIES). Real estate investment trusts (REITS) are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITS involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and expected vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

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MORE  ABOUT  THE  FUNDS

MEDIUM-GRADE OBLIGATIONS (HIGH YIELD BOND). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

ZERO-COUPON SECURITIES (HIGH YIELD BOND). Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make the distributions.

FLOATING-  AND  VARIABLE-RATE  SECURITIES  (HIGH  YIELD  BOND).

Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

WHEN-ISSUED SECURITIES (HIGH YIELD BOND). When the Fund purchases securities on a "when-issued" basis, it enters into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery.

MATURITY (HIGH YIELD BOND). Every debt security has a stated maturity date-when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date.

A bond mutual fund has no stated maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION (HIGH YIELD BOND). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years-the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

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MORE  ABOUT  THE  FUNDS

PRINCIPAL  RISKS

MICRO- AND SMALL-CAPITALIZATION RISK (MICRO CAP EQUITY, MILLENNIUM GROWTH, VALUE OPPORTUNITIES). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition the securities of micro/small cap companies have historically been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of micro/small cap companies to changing economic conditions. Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements.

Small  cap  companies  may:

-    Lack  depth  of  management.
-    Lack  a  proven  track  record.
-    Be  unable  to  generate  funds  necessary  for  growth  or  development.
- Be developing or marketing new products or services for which markets are not yet established and may never become established.
-    Market  products  or  services  which  may  become  quickly  obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative. Because micro-capitalization companies are the smallest of the small cap companies, the risks described above are even greater for investments in micro-capitalization companies.

FOREIGN  RISK  (VALUE  OPPORTUNITIES,  HIGH  YIELD  BOND).

Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY. General securities market movements in any country in which the Fund has investments, are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities may be higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager(s) to completely and accurately determine a company's financial condition.

- CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns as well as the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

21
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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also monitors the performance of NorthPointe Capital, LLC, subadviser for the Gartmore Value Opportunities Fund. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its affiliates had approximately $38.4 billion in assets under management, including approximately $21.7 billion managed by GMF.

Each Fund pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by each Fund for the fiscal year ended October 31, 2003 (including any fees paid to a subadviser), expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:
FUND                                 FEE
-------------------------------------------
Gartmore Micro Cap Equity Fund. .    1.25%
Gartmore Millennium Growth Fund .    1.03%*
Gartmore Value Opportunities Fund    0.70%
Gartmore High Yield Bond Fund . .    0.55%

* Effective March 1, 2004, the contractual management fee for the Gartmore Millennium Growth Fund is as follows:

ASSETS                          FEE
-----------------------------------
0 up to $250 million . . . .  0.80%
250 million up to $1 billion  0.77%
1 billion up to $2 billion .  0.74%
2 billion up to $5 billion .  0.71%
5 billion and more . . . . .  0.68%

PORTFOLIO  MANAGER  -  GARTMORE  MICRO  CAP  EQUITY  FUND

Carl P. Wilk, CFP, is the portfolio manager of the Fund. Mr. Wilk joined GMF in April 2002. Prior to April 2002, Mr. Wilk was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed Munder's Small Company Focus style for institutional and wrap accounts for Munder Capital Management.

PORTFOLIO  MANAGERS  -  GARTMORE  MILLENNIUM  GROWTH  FUND

Aaron Harris and Nick Ford are co-portfolio managers of the Fund. Mr. Harris has either managed or co-managed the Fund since joining GMF in April 2000. Prior to joining GMF, Mr. Harris was a Portfolio Manager, managing portions of several portfolios for Nicholas-Applegate Capital Management. Mr. Ford began co-managing the Fund in October 2001. Mr. Ford also has the following additional experience:
Investment Manager for Gartmore Investment Management and Gartmore Global Partners (1998 - present), a position which Mr. Ford continues to hold; a director of U.S. Equities at Clerical Medical Investment Group (1996 - 1998); and U.S. Equities Fund Manager for Sun Alliance Investment Management (1995 -1996).

PORTFOLIO  MANAGER  -  GARTMORE  HIGH  YIELD  BOND  FUND

Karen Bater is the portfolio manager of the Fund. Ms. Bater joined GMF in May 2000 and began co-managing the Fund in January 2001. She took over sole responsibility for managing the Fund on October 18, 2002. Prior to joining GMF, Ms. Bater was the senior portfolio manager for Enhanced Yield Products at First Union Bank N.A. (1986-2000) and a portfolio manager for Vestaur Securities (1998-2000) at First Union Bank, N.A.

SUBADVISER  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

Subject to the supervision of GMF and the Trustees, NorthPointe Capital, LLC ("NorthPointe") manages the Fund's assets in accordance with the Fund's investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Out of its management fee, GMF paid NorthPointe an annual subadvi-sory fee based on the Fund's average daily net assets of 0.70%.

NorthPointe, 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084 is the subadviser for the Gartmore Value Opportunities Fund. NorthPointe was organized in 1999 and also manages other Gartmore Funds, as well as institutional accounts.

PORTFOLIO  MANAGERS  -  GARTMORE  VALUE  OPPORTUNITIES  FUND

Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

22
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class D, Class R, Institutional Service Class and Institutional Class shares are available to a limited group of investors and are not offered by all Funds.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares
-    Class  D  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class C shares if you sell your shares within one year of purchase

No Sales Charges on Class R, Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class D, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A, Class D and Institutional Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Class D, Institutional Service Class or Institutional Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each
Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A AND D SHARES                    CLASS B SHARES                      CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Front-end sales charge . . .  No front-end sales charge,          No front-end sales charge,
means that a portion of. . .  so your full investment             so your full investment
your initial investment goes  immediately goes toward             immediately goes toward
toward the sales charge, . .  buying shares                       buying shares
and is not invested
-----------------------------------------------------------------------------------------------------
Reductions and waivers . . .  No reductions of the CDSC           Like Class B shares, no reductions
of the sales charge. . . . .  available,  but waivers             of the CDSC are available, but
available. . . . . . . . . .  available                           waivers of CDSC are available
-----------------------------------------------------------------------------------------------------
Lower expenses than. . . . .  Higher distribution and service     Higher distribution and service
Class B and Class C. . . . .  fees than Class A and Class D       fees than Class A and Class D
shares mean higher . . . . .  shares mean higher fund             shares mean higher fund expenses
dividends per share. . . . .  expenses and lower dividends        and lower dividends per share
                              per share
-----------------------------------------------------------------------------------------------------
Conversion features. . . . .  After seven years, Class B shares   Unlike Class B shares, Class C
are not applicable . . . . .  Convert into Class A shares, which  shares do not automatically convert
                              reduces your future fund expenses   into another class
-----------------------------------------------------------------------------------------------------
No sales charge when . . . .  CDSC if shares are sold within      CDSC of 1% is applicable if shares
shares are sold back to. . .  six years:  5% in the first year,   are sold in the first year after
a Fund1. . . . . . . . . . .  4% in the second, 3% in the third   purchase
                              and fourth years, 2% in the fifth,
                              and 1% in the sixth year
No maximum investment. . . .  Investments of $100,000 or more     Investments of $1,000,000 or more
Limit. . . . . . . . . . . .  may be rejected                     may be rejected2


--------------------------------------------------------------------------------
1 A CDSC of up to 1.00% (0.75% for the Gartmore High Yield Bond Fund) may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

23
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Class D, Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

WHO  CAN  BUY  CLASS  D  SHARES

Class  D  shares  are  available  for  purchase  by  the  following:

- Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account and in the same capacity
- Persons eligible to purchase Class D shares without a sales charge as described below or in the SAI

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Service Class and Class R shares and the Gartmore Micro Cap Equity Fund also offers Institutional Class shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:
- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:
-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

24
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES  (Continued)

- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services - high net-worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Service Class of any of the Funds (or Institutional Class shares of the Gartmore Micro Cap Equity Fund), one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

MINIMUM INVESTMENTS-CLASS A, B, C & D SHARES

To open an account (per Fund). . . . . . . .   $ 2,000
------------------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . . . . . . . .  $ 1,000
------------------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . . . . . . . .  $   100
------------------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . . . . . . . .  $ 1,000
------------------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . . . . . . . .  $    50

MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE
CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . . . . . . . .  $50,000
------------------------------------------------------
Additional investments. . . . . . . . . . . .     None
------------------------------------------------------

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

To open an account
(per Fund) $1,000,000
------------------------------------------------------
Additional investments. . . . . . . . . . . .     None
------------------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.
If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of the Fund's NAV.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

25
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

FRONT-END  SALES  CHARGES

CLASS  A  AND  CLASS  D  SHARES

The charts below show the applicable Class A and Class D front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES                             SALES        CHARGE         DEALER
ALL FUNDS                                  AS %           OF         COMMISSION
(EXCEPT GARTMORE HIGH YIELD BOND FUND)                  AMOUNT         AS % OF
                                         OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE                         PRICE    (APPROXIMATELY)     PRICE
--------------------------------------------------------------------------------
Less than $50,000 . . . . . . . . . . .      5.75%            6.10%        5.00%
--------------------------------------------------------------------------------
50,000 to $99,999. . . . . . . . . . .       4.75             4.99         4.00
--------------------------------------------------------------------------------
100,000 to $249,999. . . . . . . . . .       3.50             3.63         3.00
--------------------------------------------------------------------------------
250,000 to $499,999. . . . . . . . . .       2.50             2.56         2.00
--------------------------------------------------------------------------------
500,000 to $999,999. . . . . . . . . .       2.00             2.04         1.75
--------------------------------------------------------------------------------
1 million or more. . . . . . . . . . .       None             None         None*
--------------------------------------------------------------------------------

CLASS A SHARES. . . . . . . . . . . . .    SALES        CHARGE         DEALER
GARTMORE HIGH YIELD BOND FUND . . . . .    AS %           OF         COMMISSION
                                                        AMOUNT         AS % OF
                                         OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE. . . . . . . . . . .    PRICE    (APPROXIMATELY)     PRICE
--------------------------------------------------------------------------------
Less than $50,000 . . . . . . . . . . .      4.75%            4.99%        4.00%
--------------------------------------------------------------------------------
50,000 to $99,999. . . . . . . . . . .       4.50             4.71         3.75
--------------------------------------------------------------------------------
100,000 to $249,999. . . . . . . . . .       3.50             3.63         3.00
--------------------------------------------------------------------------------
250,000 to $499,999. . . . . . . . . .       2.50             2.56         2.00
--------------------------------------------------------------------------------
500,000 to $999,999. . . . . . . . . .       2.00             2.04         1.75
--------------------------------------------------------------------------------
1 million or more. . . . . . . . . . .       None             None         None*
--------------------------------------------------------------------------------

CLASS D SHARES. . . . . . . . . . . . .    SALES        CHARGE         DEALER
GARTMORE MILLENNIUM GROWTH FUND . . . .    AS %           OF         COMMISSION
                                                        AMOUNT         AS % OF
                                         OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE. . . . . . . . . . .    PRICE    (APPROXIMATELY)     PRICE
--------------------------------------------------------------------------------
Less than $50,000 . . . . . . . . . . .      4.50%            4.71%        4.00%
--------------------------------------------------------------------------------
50,000 to $99,999. . . . . . . . . . .       4.00             4.17         3.50
--------------------------------------------------------------------------------
100,000 to $249,999. . . . . . . . . .       3.00             3.09         2.50
--------------------------------------------------------------------------------
250,000 to $499,999. . . . . . . . . .       2.50             2.56         1.75
--------------------------------------------------------------------------------
500,000 to $999,999. . . . . . . . . .       2.00             2.04         1.25
--------------------------------------------------------------------------------
1 million to $24,999,999 . . . . . . .       0.50             0.50         0.50
--------------------------------------------------------------------------------
25 million or more . . . . . . . . . .       None             None         None

*  Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A OR CLASS D SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A OR CLASS D SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A and Class D sales charges" and "Waiver of Class A and Class D sales charges" below and "Reduction of Class A and Class D sales charges" and "Net Asset Value Purchase Privilege (Class A and Class D shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% (0.75% on the Gartmore High Yield Bond Fund) if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge
(CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% (0.75% on the Gartmore High Yield Bond Fund) on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

If you are eligible to purchase Institutional Class shares, purchasing that class of shares will be preferable to purchasing Class A shares.

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A and Class D investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.

26
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

The Class A and Class D sales charges will be waived for the following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons. (Class A shares only)
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor. (Class A shares only)
- Any person who pays for the shares with the proceeds of one of the following sales:
-    Sales  of  non-Gartmore  Fund  shares
- Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

     To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)

-    Retirement  plans  (Class  A  shares  only).
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors). (Class A and Class D shares for those Funds which have Class D shares)
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies. (Class A and Class D shares for those Funds which have Class D shares)
- Any investment advisory clients of GMF, GSACT and their affiliates. (Class A and Class D shares for those Funds which have Class D shares).
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). (Class A and Class D shares for those Funds which have Class D shares) Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

27
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

If you wish to purchase Class A, Class B, Class C or Class D shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order.

Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B,  CLASS C AND CLASS D SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

AMOUNT OF               $1 MILLION        $4 MILLION     $25 MILLION
PURCHASE               TO $3,999,999    TO $24,999,999     OR MORE
---------------------------------------------------------------------
Amount of CDSC for
High Yield Bond Fund            0.75%             0.50%         0.25%

Amount of CDSC for
Other Funds. . . . .            1.00%             0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.
The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 35

You can request the sale of your Class A, Class B, Class C or Class D shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B, Class C and Class D shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS WITH LOW BALANCES-CLASS A, CLASS B, CLASS C AND CLASS D SHARES If the value of your Class A, Class B, Class C or Class D shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS      AS A % OF DAILY NET ASSETS
---------------------------------------------------
Class A shares  0.25% (distribution or service fee)
---------------------------------------------------
Class B shares  1.00% (0.25% service fee)
---------------------------------------------------
Class C shares  1.00% (0.25% service fee)
---------------------------------------------------
Class R shares  0.50% (0.25%
                of which may be either a
                distribution or service fee)

Class D, Institutional Class and Institutional Service Class shares pay no Rule 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 35

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C or Class D shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class R, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, Class D and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 28 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

Each of the Funds (except the Gartmore High Yield Bond Fund) will assess a redemption fee of 1.50% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth
Leaders  Fund  and  Gartmore  Nationwide  Leaders  Fund):

FUND                              EXCHANGE FEE
----------------------------------------------
Gartmore Emerging Markets Fund           2.00%
Gartmore Focus Fund                      2.00%
Gartmore Global Financial Services Fund  2.00%
Gartmore Global Health Sciences Fund     2.00%
Gartmore Global Technology and
Communications Fund                      2.00%
Gartmore Global Utilities Fund           2.00%
Gartmore International Growth Fund       2.00%
Gartmore Long-Short Equity Plus Fund     2.00%
Gartmore Nationwide Leaders Fund         2.00%
Gartmore U.S. Growth Leaders Fund        2.00%
Gartmore Worldwide Leaders Fund          2.00%
Gartmore Micro Cap Equity Fund           1.50%
Gartmore Mid Cap Growth Fund             1.50%
Gartmore Millennium Growth Fund          1.50%
Gartmore Small Cap Fund                  1.50%
Gartmore Value Opportunities Fund        1.50%

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Gartmore Micro Cap Equity, Gartmore Millennium Growth and Gartmore Value Opportunities Funds each distribute any available income dividends to shareholders. The Gartmore High Yield Bond Fund declares dividends daily and distributes them monthly. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

The following applies to Fund shareholders other than those in the Gartmore High Yield Bond Fund: (i) for individuals, a portion of the income dividends paid to you may be qualified dividend income eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met; and (ii) for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction. For shareholders in the Gartmore High Yield Bond Fund, income dividends will neither be qualified dividend income for individuals nor eligible for the corporate dividend-received deduction, as such dividends are primarily derived from investments earning interest income.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING YOUR DISTRIBUTION OPTION If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

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DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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FINANCIAL  HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or a class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). This information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

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FINANCIAL  HIGHLIGHTS

GARTMORE  MICRO  CAP  EQUITY  FUND

                                                                 INVESTMENT ACTIVITIES
                                       ----------------------------------------------------------------------------------
                                                                          NET
                                                                     REALIZED AND
                                            NET                       UNREALIZED       TOTAL     NET ASSET
                                       ASSET VALUE,        NET           GAINS         FROM        VALUE,
                                         BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL
                                         OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)
                                       ----------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) (e)  $       10.00         (0.04)         (1.32)       (1.36)  $     8.64  (13.60%) (f)
Year Ended October 31, 2003 . . . . .  $        8.64         (0.02)          7.29         7.27   $    15.91        84.14%

CLASS B SHARES
Period Ended October 31, 2002 (d) . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)
Year Ended October 31, 2003 . . . . .  $        8.61         (0.06)          7.19         7.13   $    15.74        82.81%

CLASS C SHARES
Period Ended October 31, 2002 (d) . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)
Year Ended October 31, 2003 . . . . .  $        8.61         (0.05)          7.20         7.15   $    15.76        83.04%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)
Year Ended October 31, 2003 . . . . .  $        8.64         (0.13)          7.45         7.32   $    15.96        84.72%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (d) . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)
Year Ended October 31, 2003 . . . . .  $        8.64         (0.13)          7.45         7.32   $    15.96        84.72%

                                                                 RATIOS / SUPPLEMENTAL DATA
                                       ------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                  RATIO OF NET      RATIO OF         INVESTMENT
                                                      RATIO OF     INVESTMENT       EXPENSES           INCOME
                                        NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                        AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                          PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                          (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                       ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) (e)  $        310    1.80% (g)    (1.32%) (g)        8.73% (g)        (8.25%) (g)        56.08%
Year Ended October 31, 2003 . . . . .  $     17,023        1.82%        (1.32%)            2.26%            (1.76%)       104.50%

CLASS B SHARES
Period Ended October 31, 2002 (d) . .  $         43    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
Year Ended October 31, 2003 . . . . .  $      1,611        2.54%        (2.08%)            2.99%            (2.52%)       104.50%

CLASS C SHARES
Period Ended October 31, 2002 (d) . .  $         43    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
Year Ended October 31, 2003 . . . . .  $      5,609        2.54%        (2.04%)            2.90%            (2.40%)       104.50%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) . .  $         43    1.55% (g)    (1.04%) (g)        7.45% (g)        (6.94%) (g)        56.08%
Year Ended October 31, 2003 . . . . .  $         80        1.55%        (1.15%)            2.40%            (2.00%)       104.50%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (d) . .  $      1,556    1.55% (g)    (1.04%) (g)        7.46% (g)        (6.95%) (g)        56.08%
Year Ended October 31, 2003 . . . . .  $      2,873        1.55%        (1.15%)            2.40%            (2.00%)       104.50%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from June 27, 2002 (commencement of operations) through October 31, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized
(g)  Annualized.

37
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  MILLENNIUM  GROWTH  FUND

                                                INVESTMENT ACTIVITIES               DISTRIBUTIONS
                      --------------------------------------------------------------------------------------------------
                                                         NET
                                                    REALIZED AND
                           NET                       UNREALIZED       TOTAL                                     NET
                      ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                        BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                        OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
                      --------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended
October 31, 1999 . .  $       17.67         (0.03)          2.30         2.27      (0.24)          (0.24)  $       19.70
Year Ended
October 31, 2000 (d)  $       19.70         (0.27)         10.63        10.36      (1.37)          (1.37)  $       28.69
Year Ended
October 31, 2001 . .  $       28.69         (0.16)        (15.19)      (15.35)     (2.41)          (2.41)  $       10.93
Year Ended
October 31, 2002 . .  $       10.93         (0.14)         (2.29)       (2.43)         -               -   $        8.50
Year Ended
October 31, 2003 . .  $        8.50         (0.12)          2.92         2.80          -               -   $       11.30

CLASS B SHARES
Year Ended
October 31, 1999 . .  $       17.54         (0.12)          2.26         2.14      (0.24)          (0.24)  $       19.44
Year Ended
October 31, 2000 (d)  $       19.44         (0.42)         10.59        10.17      (1.37)          (1.37)  $       28.24
Year Ended
October 31, 2001 . .  $       28.24         (0.22)        (15.21)      (15.43)     (2.41)          (2.41)  $       10.40
Year Ended
October 31, 2002 . .  $       10.40         (0.19)         (2.18)       (2.37)         -               -   $        8.03
Year Ended
October 31, 2003 . .  $        8.03         (0.18)          2.76         2.58          -               -   $       10.61

CLASS C SHARES
Period Ended
October 31, 2001 (e)  $       13.46         (0.07)         (2.98)       (3.05)         -               -   $       10.41
Year Ended
October 31, 2002 . .  $       10.41         (0.19)         (2.18)       (2.37)         -               -   $        8.04
Year Ended
October 31, 2003 . .  $        8.04         (0.16)          2.74         2.58          -               -   $       10.62

CLASS D SHARES
Year Ended
October 31, 1999 . .  $       17.61         (0.02)          2.34         2.32      (0.24)          (0.24)  $       19.69
Year Ended
October 31, 2000 (d)  $       19.69         (0.14)         10.57        10.43      (1.37)          (1.37)  $       28.75
Year Ended
October 31, 2001 . .  $       28.75         (0.11)        (15.20)      (15.31)     (2.41)          (2.41)  $       11.03
Year Ended
October 31, 2002 . .  $       11.03         (0.11)         (2.32)       (2.43)         -               -   $        8.60
Year Ended
October 31, 2003 . .  $        8.60         (0.10)          2.97         2.87          -               -   $       11.47

                                                             RATIOS / SUPPLEMENTAL  DATA
                      ----------------------------------------------------------------------------------------------------
                                                                                              RATIO OF NET
                                                             RATIO OF NET      RATIO OF        INVESTMENT
                                                 RATIO OF     INVESTMENT       EXPENSES       INCOME (LOSS)
                                   NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                   AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                        TOTAL        PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                      RETURN (A)     (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
                      ----------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended
October 31, 1999 . .      12.98%  $      1,244        1.25%        (0.24%)            1.83%          (0.82%)        36.58%
Year Ended
October 31, 2000 (d)      56.20%  $     22,612        1.47%        (0.95%)            1.67%          (1.15%)       330.32%
Year Ended
October 31, 2001 . .    (57.29%)  $      6,601        1.63%        (1.00%)            2.75%          (2.12%)       698.74%
Year Ended
October 31, 2002 . .    (22.23%)  $      4,880        1.59%        (1.27%)            2.20%          (1.88%)       432.60%
Year Ended
October 31, 2003 . .      32.94%  $      6,441        1.55%        (1.27%)            1.99%          (1.71%)       365.45%

CLASS B SHARES
Year Ended
October 31, 1999 . .       2.33%  $        918        2.00%        (1.01%)            2.59%          (1.60%)        36.58%
Year Ended
October 31, 2000 (d)      55.97%  $      7,608        2.10%        (1.57%)            2.35%          (1.82%)       330.32%
Year Ended
October 31, 2001 . .    (58.60%)  $      3,985        2.23%        (1.60%)            3.67%          (3.04%)       698.74%
Year Ended
October 31, 2002 . .    (22.79%)  $      3,005        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
Year Ended
October 31, 2003 . .      32.13%  $      3,633        2.24%        (1.96%)            2.68%          (2.40%)       365.45%

CLASS C SHARES
Period Ended
October 31, 2001 (e)    (22.66%)  $         52        2.23%        (1.76%)            4.38%          (3.91%)       698.74%
Year Ended
October 31, 2002 . .    (22.77%)  $         45        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
Year Ended
October 31, 2003 . .      32.09%  $         69        2.24%        (1.96%)            2.69%          (2.41%)       365.45%

CLASS D SHARES
Year Ended
October 31, 1999 . .      13.31%  $      9,865        1.00%        (0.09%)            1.53%          (0.62%)        36.58%
Year Ended
October 31, 2000 (d)      56.61%  $     36,090        1.10%        (0.55%)            1.30%          (0.75%)       330.32%
Year Ended
October 31, 2001 . .    (57.00%)  $     15,079        1.30%        (0.69%)            2.51%          (1.90%)       698.74%
Year Ended
October 31, 2002 . .    (22.03%)  $     10,192        1.27%        (0.97%)            1.90%          (1.60%)       432.60%
Year Ended
October 31, 2003 . .      33.37%  $     11,747        1.24%        (0.96%)            1.69%          (1.40%)       365.45%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) Net investment income (loss) is based on average shares outstanding during the period.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

38
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  VALUE  OPPORTUNITIES  FUND

                                                                   INVESTMENT ACTIVITIES
                         --------------------------------------------------------------------------------
                                                                                    NET
                                                                               REALIZED AND
                                          NET                                   UNREALIZED       TOTAL
                                     ASSET VALUE,        NET                       GAINS         FROM
                                       BEGINNING     INVESTMENT    REDEMPTION   (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)     FEES      INVESTMENTS   ACTIVITIES
                         --------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00          0.06            -          2.38         2.44
Year Ended October 31, 2001 . . . .  $       12.37          0.10            -         (0.20)       (0.10)
Year Ended October 31, 2002 . . . .  $       12.17          0.05         0.01         (0.98)       (0.92)
Year Ended October 31, 2003 . . . .  $       11.05          0.03            -          3.42         3.45

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $       10.00          0.01            -          2.37         2.38
Year Ended October 31, 2001 . . . .  $       12.36          0.02            -         (0.20)       (0.18)
Year Ended October 31, 2002 . . . .  $       12.16         (0.03)        0.01         (0.98)       (1.00)
Year Ended October 31, 2003 . . . .  $       11.00         (0.06)           -          3.40         3.34

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $       13.08          0.01            -         (0.93)       (0.92)
Year Ended October 31, 2002 . . . .  $       12.13         (0.03)        0.01         (0.97)       (0.99)
Year Ended October 31, 2003 . . . .  $       10.98         (0.04)           -          3.37         3.33

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00          0.07            -          2.40         2.47
Year Ended October 31, 2001 . . . .  $       12.42          0.13            -         (0.19)       (0.06)
Year Ended October 31, 2002 . . . .  $       12.24          0.07         0.01         (0.98)       (0.90)
Year Ended October 31, 2003 . . . .  $       11.12          0.04            -          3.44         3.48

                                               DISTRIBUTIONS
                                     ------------------------------------------------------------------
                                                                                  NET
                                         NET         NET                     ASSET VALUE,
                                     INVESTMENT   REALIZED       TOTAL          END OF         TOTAL
                                       INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
                                     ------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .       (0.07)         -           (0.07)  $       12.37   24.38% (f)
Year Ended October 31, 2001 . . . .       (0.10)         -           (0.10)  $       12.17      (0.87%)
Year Ended October 31, 2002 . . . .       (0.05)     (0.15)          (0.20)  $       11.05      (7.75%)
Year Ended October 31, 2003 . . . .       (0.03)         -           (0.03)  $       14.47       31.32%

CLASS B SHARES
Period Ended October 31, 2000 (d) .       (0.02)         -           (0.02)  $       12.36   23.79% (f)
Year Ended October 31, 2001 . . . .       (0.02)         -           (0.02)  $       12.16      (1.45%)
Year Ended October 31, 2002 . . . .       (0.01)     (0.15)          (0.16)  $       11.00      (8.39%)
Year Ended October 31, 2003 . . . .           -          -               -   $       14.34       30.39%

CLASS C SHARES
Period Ended October 31, 2001 (e) .       (0.03)         -           (0.03)  $       12.13  (7.08%) (f)
Year Ended October 31, 2002 . . . .       (0.01)     (0.15)          (0.16)  $       10.98      (8.31%)
Year Ended October 31, 2003 . . . .           -          -               -   $       14.31       30.35%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .       (0.05)         -           (0.05)  $       12.42   24.72% (f)
Year Ended October 31, 2001 . . . .       (0.12)         -           (0.12)  $       12.24      (0.49%)
Year Ended October 31, 2002 . . . .       (0.07)     (0.15)          (0.22)  $       11.12      (7.56%)
Year Ended October 31, 2003 . . . .       (0.04)         -           (0.04)  $       14.56       31.39%

                                                                RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                RATIO OF NET       RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT        EXPENSES       INCOME (LOSS)
                                      NET ASSETS    EXPENSES    INCOME (LOSS)  (PRIOR TO REIM-   (PRIOR TO REIM-
                                      AT END OF    TO AVERAGE    TO AVERAGE      BURSEMENTS)       BURSEMENTS)
                                        PERIOD         NET           NET          TO AVERAGE        TO AVERAGE      PORTFOLIO
                                        (000S)       ASSETS        ASSETS       NET ASSETS (B)    NET ASSETS (B)   TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $      2,460    1.35% (g)      0.62% (g)         6.59% (g)       (4.62%) (g)       119.39%
Year Ended October 31, 2001 . . . .  $     10,789        1.35%          0.69%             2.07%           (0.03%)       139.75%
Year Ended October 31, 2002 . . . .  $      9,766        1.31%          0.39%             1.48%             0.22%       108.62%
Year Ended October 31, 2003 . . . .  $     12,156        1.30%          0.20%             1.41%             0.09%        90.02%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $        751    1.95% (g)      0.10% (g)         7.70% (g)       (5.65%) (g)       119.39%
Year Ended October 31, 2001 . . . .  $      2,708        1.95%          0.09%             3.06%           (1.02%)       139.75%
Year Ended October 31, 2002 . . . .  $      2,362        1.98%        (0.28%)             2.22%           (0.52%)       108.62%
Year Ended October 31, 2003 . . . .  $      2,641        2.00%        (0.49%)             2.12%           (0.60%)        90.02%

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $        108    1.95% (g)    (0.01%) (g)         3.29% (g)       (1.35%) (g)       139.75%
Year Ended October 31, 2002 . . . .  $        133        1.99%        (0.30%)             2.23%           (0.54%)       108.62%
Year Ended October 31, 2003 . . . .  $        342        2.00%        (0.56%)             2.09%           (0.65%)        90.02%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $      4,441    1.00% (g)      0.98% (g)         5.99% (g)       (4.01%) (g)       119.39%
Year Ended October 31, 2001 . . . .  $     10,130        1.00%          1.07%             1.81%             1.26%       139.75%
Year Ended October 31, 2002 . . . .  $     11,022        1.16%          0.52%             1.40%             0.28%       108.62%
Year Ended October 31, 2003 . . . .  $     21,670        1.20%          0.27%             1.30%             0.16%        90.02%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized
(g)  Annualized

39
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  HIGH  YIELD  BOND  FUND

                                                                INVESTMENT ACTIVITIES
                                     --------------------------------------------------------------
                                                                         NET
                                                                     REALIZED AND
                                          NET                         UNREALIZED           TOTAL
                                     ASSET VALUE,      NET              GAINS              FROM
                                       BEGINNING    INVESTMENT       (LOSSES) ON        INVESTMENT
                                       OF PERIOD      INCOME         INVESTMENTS        ACTIVITIES
                                     --------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.86                  (2.04)       (1.18)
Year Ended October 31, 2001 . . . .  $        7.96        0.84                  (1.10)       (0.26)
Year Ended October 31, 2002 . . . .  $        6.86        0.61                  (0.87)       (0.26)
Year Ended October 31, 2003 . . . .  $        5.99        0.56                   0.89         1.45

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.80                  (2.04)       (1.24)
Year Ended October 31, 2001 . . . .  $        7.96        0.78                  (1.10)       (0.32)
Year Ended October 31, 2002 . . . .  $        6.86        0.56                  (0.88)       (0.32)
Year Ended October 31, 2003 . . . .  $        5.98        0.52                   0.89         1.41

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $        8.07        0.40                  (1.21)       (0.81)
Year Ended October 31, 2002 . . . .  $        6.86        0.56                  (0.87)       (0.31)
Year Ended October 31, 2003 . . . .  $        5.99        0.52                   0.89         1.41

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.87                  (1.99)       (1.12)
Year Ended October 31, 2001 . . . .  $        8.01        0.87                  (1.10)       (0.23)
Year Ended October 31, 2002 . . . .  $        6.92        0.63                  (0.88)       (0.25)
Year Ended October 31, 2003 . . . .  $        6.04        0.58                   0.90         1.48

                                             DISTRIBUTIONS
                                     -----------------------------------------------------------
                                                                          NET
                                          NET                        ASSET VALUE,
                                       INVESTMENT        TOTAL          END OF         TOTAL
                                         INCOME      DISTRIBUTIONS      PERIOD       RETURN (A)
                                     -----------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .          (0.86)          (0.86)  $        7.96  (12.48%) (f)
Year Ended October 31, 2001 . . . .          (0.84)          (0.84)  $        6.86       (3.59%)
Year Ended October 31, 2002 . . . .          (0.61)          (0.61)  $        5.99       (4.27%)
Year Ended October 31, 2003 . . . .          (0.56)          (0.56)  $        6.88        25.18%

CLASS B SHARES
Period Ended October 31, 2000 (d) .          (0.80)          (0.80)  $        7.96  (13.02%) (f)
Year Ended October 31, 2001 . . . .          (0.78)          (0.78)  $        6.86       (4.31%)
Year Ended October 31, 2002 . . . .          (0.56)          (0.56)  $        5.98       (5.11%)
Year Ended October 31, 2003 . . . .          (0.52)          (0.52)  $        6.87        24.36%

CLASS C SHARES
Period Ended October 31, 2001 (e) .          (0.40)          (0.40)  $        6.86  (10.15%) (f)
Year Ended October 31, 2002 . . . .          (0.56)          (0.56)  $        5.99       (4.96%)
Year Ended October 31, 2003 . . . .          (0.52)          (0.52)  $        6.88        24.32%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .          (0.87)          (0.87)  $        8.01  (11.80%) (f)
Year Ended October 31, 2001 . . . .          (0.86)          (0.86)  $        6.92       (3.19%)
Year Ended October 31, 2002 . . . .          (0.63)          (0.63)  $        6.04       (4.12%)
Year Ended October 31, 2003 . . . .          (0.58)          (0.58)  $        6.94        25.51%

                                                                       RATIOS / SUPPLEMENTAL DATA
                                     ---------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                 RATIO OF            INVESTMENT
                                          NET                      NET ASSETS    EXPENSES              INCOME
                                     ASSET VALUE,                  AT END OF    TO AVERAGE           TO AVERAGE
                                        END OF         TOTAL         PERIOD         NET                  NET
                                        PERIOD       RETURN (A)      (000S)       ASSETS               ASSETS
                                     ---------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $        7.96  (12.48%) (f)  $      2,804    0.95% (g)           12.35% (g)
Year Ended October 31, 2001 . . . .  $        6.86       (3.59%)  $      2,801        0.95%               11.10%
Year Ended October 31, 2002 . . . .  $        5.99       (4.27%)  $      2,002        0.97%                9.20%
Year Ended October 31, 2003 . . . .  $        6.88        25.18%  $      4,028        1.02%                8.47%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $        7.96  (13.02%) (f)  $        188    1.70% (g)           13.09% (g)
Year Ended October 31, 2001 . . . .  $        6.86       (4.31%)  $        244        1.70%               10.35%
Year Ended October 31, 2002 . . . .  $        5.98       (5.11%)  $        355        1.70%                8.46%
Year Ended October 31, 2003 . . . .  $        6.87        24.36%  $        764        1.69%                7.81%

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $        6.86  (10.15%) (f)  $          5    1.70% (g)           10.05% (g)
Year Ended October 31, 2002 . . . .  $        5.99       (4.96%)  $         53        1.70%                8.55%
Year Ended October 31, 2003 . . . .  $        6.88        24.32%  $      2,986        1.71%                7.45%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $        8.01  (11.80%) (f)  $     88,639    0.70% (g)           11.46% (g)
Year Ended October 31, 2001 . . . .  $        6.92       (3.19%)  $     85,885        0.70%               11.30%
Year Ended October 31, 2002 . . . .  $        6.04       (4.12%)  $     82,967        0.70%                9.38%
Year Ended October 31, 2003 . . . .  $        6.94        25.51%  $    106,278        0.70%                8.87%

                                               RATIOS / SUPPLEMENTAL DATA
                                     ----------------------------------------------
                                                       RATIO OF NET
                                        RATIO OF        INVESTMENT
                                        EXPENSES          INCOME
                                        (PRIOR TO        (PRIOR TO
                                     REIMBURSEMENTS)  REIMBURSEMENTS)
                                       TO AVERAGE       TO AVERAGE      PORTFOLIO
                                     NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
                                     ----------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .        1.15% (g)       12.15% (g)        76.93%
Year Ended October 31, 2001 . . . .            1.11%           10.94%        83.79%
Year Ended October 31, 2002 . . . .            1.09%            9.08%        93.27%
Year Ended October 31, 2003 . . . .            1.10%            8.39%       104.54%

CLASS B SHARES
Period Ended October 31, 2000 (d) .        3.46% (g)       11.33% (g)        76.93%
Year Ended October 31, 2001 . . . .            2.43%            9.62%        83.79%
Year Ended October 31, 2002 . . . .            1.83%            8.33%        93.27%
Year Ended October 31, 2003 . . . .            1.78%            7.73%       104.54%

CLASS C SHARES
Period Ended October 31, 2001 (e) .        8.58% (g)        3.17% (g)        83.79%
Year Ended October 31, 2002 . . . .            1.97%            8.28%        93.27%
Year Ended October 31, 2003 . . . .            1.77%            7.39%       104.54%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .        0.83% (g)       11.33% (g)        76.93%
Year Ended October 31, 2001 . . . .            0.76%           11.24%        83.79%
Year Ended October 31, 2002 . . . .            0.79%            9.29%        93.27%
Year Ended October 31, 2003 . . . .            0.78%            8.79%       104.54%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

40
--------------------------------------------------------------------------------

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-     Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495
GG-0005  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-0011 3/04

--------------------------------------------------------------------------------

PROSPECTUS

Gartmore  Mutual  Funds

March  1,  2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

-    Gartmore  S&P  500  Index  Fund
     (formerly  Nationwide  S&P 500 Index Fund)
-    Gartmore  Mid  Cap  Market  Index  Fund
     (formerly  Nationwide  Mid  Cap  Market  Index  Fund)
-    Gartmore  Small  Cap  Index  Fund
     (formerly  Nationwide  Small  Cap  Index  Fund)
-    Gartmore  International  Index  Fund
     (formerly  Nationwide  International  Index  Fund)
-    Gartmore  Bond  Index  Fund
     (formerly  Nationwide  Bond  Index  Fund)

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND SUMMARIES. . . .. . . . . . . . . . . . . .          3
Gartmore S&P 500 Index Fund
(formerly Nationwide S&P 500 Index Fund)
Gartmore Mid Cap Market Index Fund
(formerly Nationwide Mid Cap Market Index Fund)
Gartmore Small Cap Index Fund
(formerly Nationwide Small Cap Index Fund)
Gartmore International Index Fund
(formerly Nationwide International Index Fund)
Gartmore Bond Index Fund
(formerly Nationwide Bond Index Fund)

MORE ABOUT THE FUNDS. . . . . . . . . . . . . .          21
Principal Investments and Techniques
Principal Risks

MANAGEMENT. . . . . . . . . . . . . . . . . . .          27
Investment Adviser
Multi-Manager Structure
Subadviser

BUYING, SELLING AND EXCHANGING FUND SHARES. . .          29
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES . . . . . . . . . . . .          39
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans
and Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . .          41

ADDITIONAL INFORMATION. . . . . . . . . . . . .  BACK COVER

1
--------------------------------------------------------------------------------

FUND  SUMMARIES

This prospectus provides information about five funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 22. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Institutional Class. In addition, the Gartmore S&P 500 Index Fund also has Local Fund, Service Class and Institutional Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different classes simply lets you choose the cost structure that is right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 29.

ABOUT  EACH  FUND  GENERALLY

Each Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of that Fund's index prior to the deduction of Fund expenses. Each Fund will be substantially invested in securities in the applicable index. Each of the Funds may change its target index without shareholder approval if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadvis-ers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management-Multi-Manager Structure" for more information.

2
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  S&P  500  INDEX  FUND
(FORMERLY  NATIONWIDE  S&P  500  INDEX  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore S&P 500 Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").1

The Fund will attempt to match the performance of the S&P 500 Index as closely as possible before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500.

A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

The S&P 500 is a market-weighted index composed of approximately 500 common stocks of large capitalization companies chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition. As of January 31, 2004, the market capitalization of the companies in the S&P 500 ranged from approximately $900 million to $311 billion.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending in order to generate additional income for the Fund.

--------------------------------------------------------------------------------
1    "Standard  &  Poor's  ",  "S&P ", "S&P 500 ", "Standard & Poor's 500 ", and
     "500 " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information ("SAI").

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.
STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RISKS ASSOCIATED WITH INDEX FUNDS. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the S&P 500, may perform differently from the securities in the S&P 500. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 22.

3
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  S&P  500  INDEX  FUND
(FORMERLY  NATIONWIDE  S&P  500  INDEX  FUND)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Local Fund shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Local Fund shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-LOCAL  FUND  SHARES*  (YEARS  ENDED  DECEMBER  31)

1999     20.1%
2000     -9.4%
2001    -12.4%
2002    -22.5%
2003     28.3%

Best Quarter:.   15.21%  2nd qtr of 2003
Worst Quarter:  -17.36%  3rd qtr of 2002

--------------------------------------------------------------------------------
*    These  returns  do  not  reflect  the  effect  of  taxes.

AVERAGE ANNUAL RETURNS1-                     ONE     FIVE      SINCE
AS OF DECEMBER 31, 2003                      YEAR   YEARS   INCEPTION 2
------------------------------------------------------------------------
Class A shares - Before Taxes3 . . . . . .  20.59%  -2.26%        -0.58%
------------------------------------------------------------------------
Class B shares - Before Taxes3 . . . . . .  22.14%  -1.99%        -0.15%
------------------------------------------------------------------------
Class C shares - Before Taxes4, 5. . . . .  24.81%  -1.82%        -0.16%
------------------------------------------------------------------------
Class R shares - Before Taxes6 . . . . . .  27.14%  -1.61%         0.02%
------------------------------------------------------------------------
Service Class shares - Before Taxes3 . . .  27.79%  -1.33%         0.29%
------------------------------------------------------------------------
Institutional Service Class shares -
Before Taxes3. . . . . . . . . . . . . . .  28.02%  -1.16%         0.47%
------------------------------------------------------------------------
Institutional Class shares - Before Taxes3  28.29%  -6.82%         0.76%
------------------------------------------------------------------------
Local Fund shares - Before Taxes . . . . .  28.30%  -0.98%         0.61%
------------------------------------------------------------------------
Local Fund shares -
After Taxes on Distribution. . . . . . . .  28.04%  -1.38%         0.20%
------------------------------------------------------------------------
Local Fund shares - After Taxes
on Distribution and Sale of shares . . . .  18.68%  -1.03%         0.31%
------------------------------------------------------------------------
S&P 5007 . . . . . . . . . . . . . . . . .  28.67%  -0.57%         1.31%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund's  Local  Fund  Shares  began  operations  on  July  24,  1998.
3 These returns for the period prior to the creation of a particular class include the performance of the Fund's Local Fund Shares. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Institutional Class, Service Class and Institutional Service Class shares would have produced because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.
4 These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 Because Class R shares had not commenced operations as of December 31, 2003, these returns are based on the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes  of  shares  will  invest  in  the  same  portfolio  of  securities.

4
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  S&P  500  INDEX  FUND
(FORMERLY  NATIONWIDE  S&P  500  INDEX  FUND)

7 The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S.
     companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                                           INSTITUTIONAL
SHAREHOLDER FEES1                                                   SERVICE   SERVICE   INSTITUTIONAL   LOCAL
(PAID DIRECTLY FROM         CLASS A   CLASS B   CLASS C   CLASS R    CLASS     CLASS        CLASS        FUND
YOUR INVESTMENT)             SHARES    SHARES    SHARES    SHARES    SHARES    SHARES       SHARES      SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price). . . . . .   5.75%2   None      None      None      None      None      None            None
--------------------------------------------------------------------------------------------------------------
Maximum
Deferred Sales
Charge (Load)
imposed on
redemptions
(as a percentage
of original
purchase price
or sale proceeds,
as applicable) . . . . . .  None       5.00%3    1.00%4   None      None      None      None            None
--------------------------------------------------------------------------------------------------------------
ANNUAL FUND INSTITUTIONAL
OPERATING EXPENSES                                                  SERVICE   SERVICE   INSTITUTIONAL   LOCAL
(DEDUCTED FROM . . . . . .  CLASS A   CLASS B   CLASS C   CLASS R    CLASS     CLASS        CLASS        FUND
FUND ASSETS) . . . . . . .   SHARES    SHARES    SHARES    SHARES    SHARES    SHARES       SHARES      SHARES
--------------------------------------------------------------------------------------------------------------
Management
Fees . . . . . . . . . . .     0.13%     0.13%     0.13%     0.13%     0.13%     0.13%     0.13%         0.13%
--------------------------------------------------------------------------------------------------------------
Distribution
and/or
Service (12b-1)
Fees . . . . . . . . . . .     0.25%     1.00%     1.00%    0.40%5     0.15%     None      None          0.07%
--------------------------------------------------------------------------------------------------------------
Other
Expenses . . . . . . . . .     0.19%     0.19%     0.19%     0.39%     0.44%     0.44%     0.19%         0.19%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES . . . . . . . . .     0.57%     1.32%     1.32%     0.92%     0.72%     0.57%     0.32%         0.39%
--------------------------------------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . . .     0.09%     0.09%     0.09%     0.09%     0.09%     0.09%     0.09%         0.09%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSE-
MENTS)6. . . . . . . . . .     0.48%     1.23%     1.23%     0.83%     0.63%     0.48%     0.23%         0.30%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 32.

5
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  S&P  500  INDEX  FUND
(FORMERLY  NATIONWIDE  S&P  500  INDEX  FUND)

3 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge ("CDSC") on Class B and Class C shares" on page 34.
4 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge ("CDSC") on Class B and Class C shares" on page 34.
5 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
6 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.63% for Class A shares, 1.23% for Class B and Class C shares, 0.23% for Class R shares, 0.63% for Service Class shares, 0.48% for Institutional Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares at least through February 28, 2005.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expense and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Class A Shares . . . . . . . . . .  $   621  $    739  $    867  $   1,239
--------------------------------------------------------------------------
Class B Shares . . . . . . . . . .  $   625  $    709  $    915  $   1,277
--------------------------------------------------------------------------
Class C Shares . . . . . . . . . .  $   225  $    390  $    676  $   1,489
--------------------------------------------------------------------------
Class R Shares . . . . . . . . . .  $    85  $    284  $    500  $   1,123
--------------------------------------------------------------------------
Service Class Shares . . . . . . .  $    64  $    221  $    392  $     886
--------------------------------------------------------------------------
Institutional Service Class shares
Shares . . . . . . . . . . . . . .  $    49  $    174  $    309  $     705
--------------------------------------------------------------------------
Institutional Class Shares . . . .  $    24  $     94  $    171  $     397
--------------------------------------------------------------------------
Local Fund Shares. . . . . . . . .  $    31  $    116  $    210  $     484

You would pay the following expenses on the same investment if you did not sell your shares*:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   125  $    409  $    715  $   1,277
------------------------------------------------------
Class C Shares  $   125  $    390  $    676  $   1,489

--------------------------------------------------------------------------------
* Expenses paid on the same investment for all classes of shares other than Class B and Class C shares do not change whether or not you sell your shares.

6
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MID  CAP  MARKET  INDEX  FUND
(FORMERLY  NATIONWIDE  MID  CAP  MARKET  INDEX  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index (the "S&P 400")1 as closely as possible before the deduction of Fund expenses.

A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400 and in derivative instruments linked to the S&P 400. The S&P 400 is composed of approximately 400 common stocks issued by U.S. mid-capitalization companies ("mid cap companies") in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Fund invests in the common stocks represented in the S&P 400 in roughly the same proportions as their weightings in the S&P 400. The S&P 400 is composed of 400 domestic stocks of medium sized companies with market capitalizations as of January 31, 2004, ranging from approximately $340 million to approximately $11.8 billion.

The Fund may also invest in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. The Fund may also engage in securities lending in order to generate additional income for the Fund.

--------------------------------------------------------------------------------
1 "Standard & Poor's ", "S&P ", "S&P 400 ", "Standard & Poor's MidCap 400 ", and "S&P MidCap 400 " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the S&P 400, see the SAI.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID CAP RISK. The Fund's investments in mid capitalization companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS ASSOCIATED WITH INDEX FUNDS. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the S&P 400, may perform differently from the securities in the S&P 400. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 400 as closely as possible, it will tend to underperform the index to some degree over time.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligation to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

7
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MID  CAP  MARKET  INDEX  FUND
(FORMERLY  NATIONWIDE  MID  CAP  MARKET  INDEX  FUND)

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 22.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2000     18.3%
2001     -1.8%
2002    -15.3%
2003     34.4%

Best Quarter:.   17.99%  4th qtr of 2001
Worst Quarter:  -16.81%  3rd qtr of 2001

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                  ONE       SINCE
AVERAGE ANNUAL RETURNS1-AS OF DECEMBER 31, 2003   YEAR   INCEPTION2
--------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . .  26.62%        5.82%
--------------------------------------------------------------------
Class A shares - After Taxes on Distributions .  26.35%        5.13%
--------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares. . . . . . . . . . . . . . .  17.64%        4.58%
--------------------------------------------------------------------
Class B shares - Before Taxes3. . . . . . . . .  28.66%        6.50%
--------------------------------------------------------------------
Class C shares - Before Taxes3, 4 . . . . . . .  31.32%        6.63%
--------------------------------------------------------------------
Class R shares - Before Taxes5. . . . . . . . .  33.66%        6.91%
--------------------------------------------------------------------
Institutional Class shares - Before Taxes . . .  35.01%        7.89%
--------------------------------------------------------------------
S&P Midcap 400 Index6 . . . . . . . . . . . . .  35.62%        7.87%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  December  29,  1999.
3 These returns until the creation of Class B shares (5/25/01) include performance based on the Fund's Class A shares. These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

8
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MID  CAP  MARKET  INDEX  FUND
(FORMERLY  NATIONWIDE  MID  CAP  MARKET  INDEX  FUND)

4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 Because Class R shares had not commenced operations as of December 31, 2003, these returns are based on the performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period May 25, 2001 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
6 The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


SHAREHOLDER FEES1                                                 INSTITUTIONAL
(PAID DIRECTLY FROM       CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)           SHARES    SHARES    SHARES    SHARES       SHARES
-------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .   5.75%2      None      None      None            None
-------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .  None        5.00%3    1.00%4     None            None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                             INSTITUTIONAL
EXPENSES (DEDUCTED . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS). . . .   SHARES    SHARES    SHARES    SHARES       SHARES
-------------------------------------------------------------------------------
Management Fees. . . . .     0.22%     0.22%     0.22%     0.22%          0.22%
-------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .     0.25%     1.00%     1.00%     0.40%5          None
-------------------------------------------------------------------------------
Other Expenses . . . . .     0.35%     0.20%     0.20%     0.40%          0.20%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .     0.82%     1.42%     1.42%     1.02%          0.42%
-------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .     0.11%     0.11%     0.11%     0.11%          0.11%
-------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)6 . . . .     0.71%     1.31%     1.31%     0.91%          0.31%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales charges-Class A shares" beginning on page 32.
3 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.

9
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  MID  CAP  MARKET  INDEX  FUND
(FORMERLY  NATIONWIDE  MID  CAP  MARKET  INDEX  FUND)

4 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
5 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
6 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.81% for Class A shares, 1.41% for Class B and Class C, 0.31% for Class R and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------
Class A shares . . . . . .  $   643  $    811  $    994  $   1,521
------------------------------------------------------------------
Class B shares . . . . . .  $   633  $    739  $    966  $   1,452
------------------------------------------------------------------
Class C shares . . . . . .  $   233  $    439  $    766  $   1,692
------------------------------------------------------------------
Class R shares . . . . . .  $    93  $    314  $    553  $   1,238
------------------------------------------------------------------
Institutional Class shares  $    32  $    124  $    224  $     519

You would pay the following expenses on the same investment if you did not sell your shares*:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   133  $    439  $    766  $   1,452
------------------------------------------------------
Class C shares  $   133  $    439  $    766  $   1,692

--------------------------------------------------------------------------------
* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change whether or not you sell your shares.

10
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  INDEX  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  INDEX  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore Small Cap Index Fund seeks to match the performance of the Russell 2000 Index1 (the "Russell 2000") as closely as possible before the deduction of Fund expenses.

A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and derivative instruments linked to the Russell 2000. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses ("small cap companies").

As of January 31, 2004, the market capitalizations of companies in the Russell 2000 ranged from $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 may, at any given time, be higher or lower.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Fund may also engage in securities lending in order to generate additional income for the Fund.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

--------------------------------------------------------------------------------
1 The Russell 2000 Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a narrower portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS ASSOCIATED WITH INDEX FUNDS. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the Russell 2000, may perform differently from the securities in the Russell 2000. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

11
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  INDEX  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  INDEX  FUND)

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 22.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

1998   -2.3%
1999   21.8%
2000   -6.2%
2001    1.7%
2002  -20.9%
2003   45.4%

Best Quarter:.   22.86%  2nd qtr of 2003
Worst Quarter:  -21.16%  3rd qtr of 2002

--------------------------------------------------------------------------------
* The Fund commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Small Cap Series (the "Series"), which was also managed by the Fund's subadvisor. The returns for 1998 and 1999 (through December 28, 1999) shown above include the performance of the Series. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. From December 29, 1999 through December 31, 2003, the returns reflect the Fund's actual Class A expenses, but on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed directly by the Fund. None of the annual returns include sales charges or reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown.

12
--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS1-                        ONE     FIVE      SINCE
AS OF DECEMBER 31, 2003                         YEAR   YEARS   INCEPTION 2
---------------------------------------------------------------------------
Class A shares - Before Taxes3. . . . . . . .  36.99%   4.99%         7.17%
---------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions3 . . . . . . . . . . . . . .  36.33%   4.69%         6.94%
---------------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares3 . . . . . . . . . . . . .  24.36%   4.13%         6.12%
---------------------------------------------------------------------------
Class B shares - Before Taxes4. . . . . . . .  39.39%   5.67%         7.89%
---------------------------------------------------------------------------
Class C shares - Before Taxes4, 5 . . . . . .  41.98%   5.74%         7.74%
---------------------------------------------------------------------------
Class R shares - Before Taxes6. . . . . . . .  45.44%   6.24%         8.12%
---------------------------------------------------------------------------
Institutional Class shares - Before Taxes3. .  46.22%   6.65%         8.43%
---------------------------------------------------------------------------
Russell 20007 . . . . . . . . . . . . . . . .  47.25%   7.13%         8.94%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  December  29,  1999.
3 These returns until the creation of Class A and Institutional Class shares (12/29/99) include the performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
4 These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

12
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  INDEX  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  INDEX  FUND)

6 Because Class R shares had not commenced operations as of December 31, 2003, these returns through December 31, 2003 are based on the performance of the Series through December 28, 1999, the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all of the classes of shares will invest in the same portfolio of securities.
7 The Russell 2000 is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES  AND  EXPENSES

This  table  describes  the  fees  and expenses that you may pay when buying and
holding  shares  of  the  Fund,     depending  on  the  class  you  select.

SHAREHOLDER FEES1                                                 INSTITUTIONAL
(PAID DIRECTLY FROM       CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)           SHARES    SHARES    SHARES    SHARES       SHARES
-------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .   5.75%2     None       None      None            None
-------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .  None        5.00%3     1.00%4    None            None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                             INSTITUTIONAL
EXPENSES (DEDUCTED . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS). . . .   SHARES    SHARES    SHARES    SHARES       SHARES
-------------------------------------------------------------------------------
Management Fees. . . . .     0.20%     0.20%     0.20%     0.20%          0.20%
-------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .     0.25%     1.00%     1.00%    0.40%5           None
-------------------------------------------------------------------------------
Other Expenses . . . . .     0.40%     0.25%     0.25%     0.45%          0.25%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .     0.85%     1.45%     1.45%     1.05%          0.45%
-------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .     0.16%     0.16%     0.16%     0.16%          0.16%
-------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)6 . . . .     0.69%     1.29%     1.29%     0.89%          0.29%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 32.
3 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.

13
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  INDEX  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  INDEX  FUND)

4 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
5 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
6 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) from exceeding 0.79% for Class A shares, 1.39% for Class B and C shares and 0.29% for Class R shares and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------
Class A Shares . . . . . .  $   641  $    816  $  1,004  $   1,550
------------------------------------------------------------------
Class B Shares . . . . . .  $   631  $    743  $    977  $   1,482
------------------------------------------------------------------
Class C Shares . . . . . .  $   231  $    443  $    777  $   1,722
------------------------------------------------------------------
Class R Shares . . . . . .  $    91  $    318  $    564  $   1,268
------------------------------------------------------------------
Institutional Class Shares  $    30  $    128  $    236  $     551

You would pay the following expenses on the same investment if you did not sell your shares*:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
------------------------------------------------------
Class B Shares  $   131  $    443  $    777  $   1,482
------------------------------------------------------
Class C Shares  $   131  $    443  $    777  $   1,722

--------------------------------------------------------------------------------
* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change whether or not you sell your shares.

14
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  INTERNATIONAL  INDEX  FUND
(FORMERLY  NATIONWIDE  INTERNATIONAL  INDEX  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the EAFE Index and in derivatives linked to the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE Index is based on the market capitalization of each of the countries in the index.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index, primarily exchange traded futures contracts. The Fund may also utilize forward currency exchange contracts. The Fund does not necessarily invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The Fund may also engage in securities lending in order to generate additional income for the Fund.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, less information about issuers and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

RISKS ASSOCIATED WITH INDEX FUNDS. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the EAFE Index, may perform differently from the securities in the EAFE Index. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the EAFE Index as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market and currency exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices or currency rates are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fail to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 22.

15
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  INTERNATIONAL  INDEX  FUND
(FORMERLY  NATIONWIDE  INTERNATIONAL  INDEX  FUND)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2000    -13.7%
2001    -22.5%
2002    -17.7%
2003     37.0%

Best Quarter:.   18.94%  2nd qtr of 2003
Worst Quarter:  -21.10%  3rd qtr of 2002

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect theeffect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                               SINCE
AVERAGE ANNUAL RETURNS1-AS OF DECEMBER 31, 2003  ONE YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . .     29.07%       -8.12%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions .     28.61%       -8.47%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sales of Shares . . . . . . . . . . . . . .     19.23%     -6.95%3
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . .     31.43%       -7.88%
-----------------------------------------------------------------------
Class C shares - Before Taxes4, 5 . . . . . . .     37.77%       -6.99%
-----------------------------------------------------------------------
Class R shares - Before Taxes4. . . . . . . . .     37.03%       -6.75%
-----------------------------------------------------------------------
Institutional Class shares - Before Taxes . . .     37.49%       -6.42%
-----------------------------------------------------------------------
EAFE Index6 . . . . . . . . . . . . . . . . . .     39.16%       -5.55%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  29,  1999.
3 The performance for "Class A Shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns through December 31, 2003 include the performance of the Fund's Class B shares, which began operations on December 29, 1999 prior to the creation of the Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance for Class C and Class R shares has been restated for sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The EAFE Index is an unmanaged index that measures the performance of equity securities of global companies from various industrial sectors whose primary trading markets are located outside of the United States. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

16
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  INTERNATIONAL  INDEX  FUND
(FORMERLY  NATIONWIDE  INTERNATIONAL  INDEX  FUND)

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

SHAREHOLDER FEES1                                                 INSTITUTIONAL
(PAID DIRECTLY FROM       CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)           SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .   5.75%2     None      None      None              None
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .  None        5.00%3    1.00%4     None             None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                             INSTITUTIONAL
EXPENSES (DEDUCTED . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS). . . .   SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------
Management Fees. . . . .     0.27%     0.27%     0.27%     0.27%           0.27%
--------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .     0.25%     1.00%     1.00%    0.40%5            None
--------------------------------------------------------------------------------
Other Expenses . . . . .     0.36%     0.22%     0.22%     0.42%           0.22%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .     0.88%     1.49%     1.49%     1.09%           0.49%
--------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .     0.13%     0.13%     0.13%     0.13%           0.13%
--------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)6 . . . .     0.75%     1.36%     1.36%     0.96%           0.36%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sale Charges-Class A shares" beginning on page 32.
3 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
4 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
5 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
6 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.86% for Class A shares, 1.46% for Class B and Class C shares and 0.36% for Class R and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------
Class A shares . . . . . .  $   647  $    827  $  1,023  $   1,586
------------------------------------------------------------------
Class B shares . . . . . .  $   638  $    758  $  1,001  $   1,526
------------------------------------------------------------------
Class C shares . . . . . .  $   238  $    458  $    801  $   1,768
------------------------------------------------------------------
Class R shares . . . . . .  $    98  $    334  $    588  $   1,317
------------------------------------------------------------------
Institutional Class shares  $    37  $    144  $    261  $     603

You would pay the following expenses on the same investment if you did not sell your shares*:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   138  $    458  $    801  $   1,526
------------------------------------------------------
Class C shares  $   138  $    458  $    801  $   1,768

--------------------------------------------------------------------------------
* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change whether or not you sell your shares.

17
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  INDEX  FUND
(FORMERLY  NATIONWIDE  BOND  INDEX  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore Bond Index Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.

MATURITY is the time at which the principal amount of a bond is scheduled to be repaid.

DURATION is a measure of the expected life of the securities held by the Fund on a present value basis reflecting both principal and interest payments.

INVESTMENT GRADE BONDS are securities which have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

Under normal conditions, the Fund invests at least 80% of its net assets in bonds that are included in or correlated with the Aggregate Bond Index and in derivative instruments linked to that index. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types.

The Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index or securities within the index. The Fund does not necessarily invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of U.S. dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, mortgage-backed securities and bonds issued by U.S. or foreign companies, among others. U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

In order to implement its index strategy, the Fund may engage in more frequent portfolio securities trading. Frequent portfolio transactions will lead to higher transaction costs for the Fund and may lead to additional tax consequences.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

18
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  INDEX  FUND
(FORMERLY  NATIONWIDE  BOND  INDEX  FUND)

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. The Fund may invest in foreign securities to the extent foreign securities are represented in the Aggregate Bond Index. Currently, the Aggregate Bond Index includes a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, higher transaction costs, less information about issuers and delayed settlement.

RISKS ASSOCIATED WITH INDEX FUNDS. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the Aggregate Bond Index, may perform differently from the securities in the index. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Aggregate Bond Index as closely as possible, it will tend to underperform the index to some degree over time.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligation to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

PORTFOLIO TURNOVER RISK. The Fund may participate in active and frequent trading of securities in order to implement its index strategy. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate will cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 22.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

19
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  INDEX  FUND
(FORMERLY  NATIONWIDE  BOND  INDEX  FUND)

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

1998     9.0%
1999   -0.96%
2000    11.6%
2001     7.2%
2002     9.5%
2003     3.2%

Best Quarter:.   5.31%  4th qtr of 2000
Worst Quarter:  -1.02%  2nd qtr of 1999

--------------------------------------------------------------------------------
* The Fund commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Aggregate Bond Index Series (the "Series"), which was also managed by the Fund's subadviser. The returns for 1998 and 1999 (through December 28,
     1999) shown above include the performance of the Series. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. From December 29, 1999 through December 31, 2003, the returns reflect the Fund's actual Class A expenses, but on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed directly by the Fund. These returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1-                      ONE      FIVE      SINCE
AS OF DECEMBER 31, 2003                       YEAR    YEARS   INCEPTION 2
--------------------------------------------------------------------------
Class A shares - Before Taxes2 . . . . . .    -2.79%   4.71%         6.26%
--------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions2. . . . . . . . . . . . .   _-3.96%   3.18%         5.07%
--------------------------------------------------------------------------
Class A shares -
After Taxes on Distributions
and Sale of Shares2. . . . . . . . . . . .  -1.82%3    3.03%         4.66%
--------------------------------------------------------------------------
Class B shares - Before Taxes3 . . . . . .    -2.42%   5.34%         6.98%
--------------------------------------------------------------------------
Class C shares - Before Taxes4, 5. . . . .     1.18%   5.73%         7.03%
--------------------------------------------------------------------------
Class R shares - Before Taxes6 . . . . . .     3.18%   5.94%         7.19%
--------------------------------------------------------------------------
Institutional Class shares - Before Taxes2     3.59%   6.32%         7.48%
--------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index7. . . . . . . . . . . . . . . .     4.10%   6.62%         7.58%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
3 The performance for "Class A shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 Because the Class C and Class R shares have not commenced operations as to December 31, 2003, these returns are based on the performance of the Series for the period through December 28, 1999, the Class A shares from December 29, 1999 until October 11, 2001 and the Class B shares from October 12, 2001 to December 31, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all classes invest in the same porfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class R would have been lower.
7 The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

20
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FUND  SUMMARIES  -  GARTMORE  BOND  INDEX  FUND
(FORMERLY  NATIONWIDE  BOND  INDEX  FUND)

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

SHAREHOLDER FEES1                                                 INSTITUTIONAL
(PAID DIRECTLY FROM       CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)           SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .   5.75%2      None      None      None             None
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .     None      5.00%3    1.00%4    None             None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                             INSTITUTIONAL
EXPENSES (DEDUCTED . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS). . . .   SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------
Management Fees. . . . .     0.22%     0.22%     0.22%     0.22%           0.22%
--------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .     0.25%     1.00%     1.00%    0.40%5            None
--------------------------------------------------------------------------------
Other Expenses . . . . .     0.35%     0.20%     0.20%     0.40%           0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .     0.82%     1.42%     1.42%     1.02%           0.42%
--------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .     0.11%     0.11%     0.11%     0.11%           0.11%
--------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVER/
REIMBURSEMENTS)6 . . . .     0.71%     1.31%     1.31%     0.91%           0.31%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 32.
3 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
4 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class B and Class C shares" on page 34.
5 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
6 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.81% for Class A shares, 1.41% for Class B and C shares and 0.31% for Class R and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------
Class A shares . . . . . .  $   643  $    811  $    994  $   1,521
------------------------------------------------------------------
Class B shares . . . . . .  $   633  $    739  $    966  $   1,452
------------------------------------------------------------------
Class C shares . . . . . .  $   233  $    439  $    766  $   1,692
------------------------------------------------------------------
Class R shares . . . . . .  $    93  $    314  $    553  $   1,238
------------------------------------------------------------------
Institutional Class shares  $    32  $    124  $    224  $     519

You would pay the following expenses on the same investment if you did not sell your shares*:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   133  $    439  $    766  $   1,452
------------------------------------------------------
Class C shares  $   133  $    439  $    766  $   1,692

--------------------------------------------------------------------------------
* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change whether or not you sell your shares.

21
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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following additional principal techniques described below in an effort to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

ALL  FUNDS

The Funds will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, a Fund's portfolio turnover and trading costs may be lower than "actively" managed funds although the Bond Index Fund has historically had a higher portfolio turnover rate. However, the Funds have operating costs and other expenses, while an index does not. Therefore, each Fund will tend to underper-form its target index to some degree over time.

Under normal circumstances, Fund management attempts to produce total returns over periods of one year and longer for each Fund before taking into account estimated expenses as follows: 10 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 50 basis points for the Mid Cap Market Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, over the total return of the applicable indices. These levels of correlation are goals, and there can be no assurance, however, that these levels of correlation will be achieved. Information comparing a Fund's performance to that of a target index will be reported in the Funds' annual report.

Each Fund may invest in derivative instruments, primarily exchange traded futures contracts. Derivatives allow a Fund to increase or decrease its exposure to its target index quickly and at less cost than buying or selling stocks. Each Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

OTHER  INVESTMENTS

In addition to the investment strategies described below, each Fund may also invest in illiquid securities and repurchase agreements, and may engage in securities lending. Each Fund will also invest in short term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent a Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the index as described above. The Funds will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Funds' exposure to common stocks or bonds, as a defensive strategy, but will instead use them to attempt to remain fully invested at all times. Each Fund may also invest in derivative instruments for the purposes described below.

S&P  500  INDEX  FUND

The S&P 500 is composed of approximately 500 common stocks as selected by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. larger-capitalization stocks, although a small part of the S&P 500 is made up of foreign companies which have a large presence in the U.S. Standard & Poor's selects a stock for the S&P 500 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment. Standard & Poor's updates the S&P 500 periodically, at which time there may be substantial changes in the composition of the Index. These changes to the composition of the index may result in significant turnover in the Fund as the Fund attempts to mirror the changes to the index.

MID  CAP  MARKET  INDEX  FUND

The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The stocks in the S&P 400 are chosen by Standard & Poor's. Standard & Poor's chooses stocks for inclusion in the S&P 400 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.

The Fund may invest in all 400 stocks in the S&P 400 in roughly the same proportion as their weightings in the S&P 400. For example, if 2% of the S&P 400 is made up of the stock of a particular company, the Fund may invest approximately 2% of its assets in that company.

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MORE  ABOUT  THE  FUNDS

This strategy is known as "full replication." However, when the subad-viser believes it would be cost efficient the Fund may deviate from full replication and instead invest in a sample of 400 stocks in the S&P 400 based on the subadviser's optimization process, a statistical sampling technique that aims to create a portfolio which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 400 as a whole, but which involves fewer transaction costs than would be incurred through full replication. The Fund may also purchase stocks not included in the S&P 400 when the subadviser believes that it would be a cost efficient way of approximating the S&P 400's performance to do so. If the Fund uses these techniques, it may not track the S&P 400 as closely as it would if it were fully replicating the S&P 400.

Standard & Poor's may update the S&P 400 periodically, at which time there may be substantial changes in the composition of the Index. These changes to the composition of the index may result in significant turnover in the Fund as the Fund attempts to mirror the changes to the index.

SMALL  CAP  INDEX  FUND

The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies by market capitalization, as determined by The Frank Russell Company. The stocks represented in the Index are issued by small-capitalization (as of January 31, 2004, these companies ranged from $22 million to $2.7 billion) U.S. companies in a wide range of businesses. The
Russell 2000 is a market-weighted index, which means that the largest stocks represented in the Index have the most effect on the Index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects a stock for the Russell 2000 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment.

The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the Index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index until the yearly update.

INTERNATIONAL  INDEX  FUND

The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon each country's relative market capitalizations. The stocks in the EAFE Index are chosen by Morgan Stanley Capital International Limited ("Morgan Stanley"). Morgan Stanley chooses stocks for inclusion in the EAFE Index based on market cap italization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. Morgan Stanley selects a stock for the EAFE Index based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment.

Morgan Stanley may update the EAFE Index periodically, at which time there may be substantial changes in the composition of the Index. These changes to the composition of the index may result in significant turnover in the Fund as the Fund attempts to mirror the changes to the index.

BOND  INDEX  FUND

The Aggregate Bond Index is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. The Aggregate Bond Index includes:

-    U.S.  government  and  government  agency  securities.
-    Securities  issued  by  supranational  entities,  such  as the World Bank.
-    Securities issued by foreign governments and U.S. and foreign corporations.
-    Mortgage-backed  securities.

MORTGAGE-BACKED SECURITIES are securities that give their holder the right to receive a portion of principal and/or interest payments made on an underlying pool of residential or commercial mortgage loans.

Lehman Brothers selects a bond for the Aggregate Bond Index based on the index's criteria; it does not evaluate whether any particular bond is an attractive investment.

Lehman Brothers may update the Aggregate Bond Index periodically, at which time there may be substantial changes in the composition of the Index. These changes to the composition of the index may result in significant turnover in the Fund as the Fund attempts to mirror the changes to the index.

The Bond Index Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index, and, accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

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MORE  ABOUT  THE  FUNDS

MEDIUM-GRADE SECURITIES are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

PASS-THROUGH SECURITIES represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs).

COLLATERALIZED MORTGAGE OBLIGATIONS are mortgage-backed securities that divide the principal and interest payments collected on a pool of mortgages into several revenue streams with different priority rights to various portions of the underlying mortgage payments.

All ratings are determined at the time of investment to be within the top four rating categories by a rating agency. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

The Fund will usually invest a substantial portion of its assets in mortgage-backed securities. Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations.

The Fund may also purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. This is when the Fund buys or sells securities with payment and delivery taking place in the future so that the Fund can lock in a favorable yield and price at the time of entering into the transaction. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund does not receive principal and interest on the securities sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a stated period of time, to buy a stated amount of a fixed income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether the security is issued or not.

PRINCIPAL  RISKS

RISKS  APPLICABLE  TO  ALL  FUNDS

DERIVATIVES. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Each Fund may use the following types of derivative instruments.

FUTURES are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

FORWARDS are private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

OPTIONS are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index or, in case of an option on a future, the ability to enter into a futures contract at a prespecified price) from another party at a specified price with a specified time period.

SWAPS are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times.

INDEXED SECURITIES are debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time.

Derivatives  are  volatile  and  involve  significant  risks, which may include:

- LEVERAGE RISK. The risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
- CREDIT RISK. The risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
- CURRENCY RISK. The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Funds may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Funds will use derivatives for anticipatory hedging in order to gain exposure efficiently to their underlying indexes in the event the Funds receive cash inflows.

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MORE  ABOUT  THE  FUNDS

BORROWING AND LEVERAGE. The Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

Certain securities that a Fund buys may create leverage, including, for example, options.

SECURITIES LENDING. Each Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.]

RISKS  APPLICABLE  TO  BOND  INDEX  FUND

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

MORTGAGE-BACKED SECURITIES. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk and credit risk. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

DOLLAR ROLLS. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

FOREIGN GOVERNMENT DEBT. The Bond Index Fund may invest in debt securities issued or guaranteed by foreign governments or their agencies. Investments in these securities subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it generally will ask for more time in which to pay or for further loans. There is no bankruptcy proceeding by which all or part of debt securities that a government entity has not repaid may be collected.

RISKS  APPLICABLE  TO  INTERNATIONAL  INDEX  FUND  AND  BOND  INDEX  FUND

FOREIGN RISK. To the extent these Funds invest in foreign securities, (primarily for the International Index Fund) foreign security investing involves special risks not presented by U.S. investing that can increase the chances that a Fund will lose money.

- COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
- FOREIGN MARKETS. Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

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MORE  ABOUT  THE  FUNDS

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the disclosure and accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.
- CURRENCY. A significant portion of the International Index Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what such Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

RISKS  APPLICABLE  TO  MID  CAP  MARKET  INDEX  FUND  AND  SMALL  CAP INDEX FUND

MID CAP/SMALL CAP RISK. Generally, investments in smaller and some medium companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small companies and some medium companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic condi-tions.Certain small cap companies in which such Funds invest may be in the technology related and biotechnology industries. Small cap companies in these industries may be especially subject to more abrupt or erratic price movements than small cap stocks in other industries.

In  addition,  small  cap  companies  may:

-    Lack  depth  of  management.
-    Lack  a  proven  track  record.
-    Be  unable  to  generate  funds  necessary  for  growth  or  development.
- Be developing or marketing new products or services for which markets are not yet established and may never become established.
-    Market  products  or  services  which  may  become  quickly  obsolete.
-    Have  limited  distribution  capabilities  for their products or services.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

26
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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, PA 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF allocates fund assets among subadvisers and evaluates and monitors the performance of subadvisers. GMF is authorized to select and place portfolio investments on behalf of the Funds; however, GMF does not intend to do so at this time.

GMF was organized in 1999, and since September 1, 1999, it has provided investment advisory services to both Gartmore Mutual Funds and Gartmore Variable Insurance Trust. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management, including approximately $21.7 billion managed by GMF.

Each Fund pays GMF a management fee which is based on each Fund's average daily net assets. The total management fee paid, including the fee paid to the subadviser, by the Funds for the fiscal year ended October 31, 2003, expressed as a percentage of each Funds' average daily net assets and not taking into account any applicable waivers, was as follows*:

FUND                                        FEE PAID
-----------------------------------------------------
Gartmore S&P 500 Index Fund                    0.13%
-----------------------------------------------------
Gartmore Small Cap Index Fund                  0.20%*
-----------------------------------------------------
Gartmore Mid Cap Market Index Fund             0.22%*
-----------------------------------------------------
Gartmore International Index Fund              0.27%*
-----------------------------------------------------
Gartmore Bond Index Fund                       0.22%*

* Effective March 1, 2004, the contractual management fee for the following Funds have been changed as follows:

FUND                                      ASSETS               FEE
------------------------------------------------------------------
Gartmore Small Cap Index Fund  0 up to $1.5 billion          0.20%
                               1.5 billion up to $3 billion  0.19%
                               $3 billion and more           0.18%
------------------------------------------------------------------
Gartmore Mid Cap Market . . .  0 up to $1.5 billion          0.22%
Index Fund. . . . . . . . . .  1.5 billion up to $3 billion  0.21%
                               $3 billion and more           0.20%
------------------------------------------------------------------
Gartmore International. . . .  0 up to $1.5 billion          0.27%
Index Fund. . . . . . . . . .  1.5 billion up to $3 billion  0.26%
                               $3 billion and more           0.25%
------------------------------------------------------------------
Gartmore Bond Index Fund. . .  0 up to $1.5 billion          0.22%
                               1.5 billion up to $3 billion  0.21%
                               $3 billion and more           0.20%

MULTI-MANAGER  STRUCTURE

GMF and Gartmore Mutual Funds (the "Trust") have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subad-viser with Trustee approval but without shareholder approval. If a new non-affiliate subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF  provides  the  following  oversight and evaluation services to the Funds:

-    performing  initial  due  diligence  on  prospective subadvisers for a Fund
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
-    communicating  performance  expectations and evaluations to the subadvisers
- ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or Terminated

GMF does not expect to recommend frequent changes of subadvis-ers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

27
--------------------------------------------------------------------------------

MANAGEMENT

SUBADVISER

Subject to the supervision of GMF and the Board of Trustees, Fund Asset Management, L.P. ("FAM") P.O. Box 9011, Princeton, New Jersey 08543-9011, the Funds' subadviser, manages each Fund's assets in accordance with that Fund's investment objective and strategies. FAM makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

FAM is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. FAM and its advisory affiliates had approximately $500 billion in investment company and other portfolio assets under management as of January 31, 2004. This amount includes assets managed for Merrill Lynch affiliates.
Out of its management fee, GMF paid FAM an annual subadvisory fee for the fiscal year ended October 31, 2003, based on each Fund's average daily net assets, as follows:

FUND                                  ASSETS     FEE
-----------------------------------------------------
Gartmore Small Cap Index Fund. . .  All assets  0.07%
-----------------------------------------------------
Gartmore Mid Cap Market Index Fund  All assets  0.09%
-----------------------------------------------------
Gartmore Bond Index Fund . . . . .  All assets  0.09%
-----------------------------------------------------
Gartmore International Index Fund.  All assets  0.12%
-----------------------------------------------------
Gartmore S&P 500 Index Fund. . . .  All assets  0.02%

28
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class R, Institutional Service Class, Institutional Class, Service Class and Local Fund shares are available to a limited group of investors and are not offered by all Funds.
The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class  C  shares  if  you  sell  your  shares  within  one year of purchase

No Sales Charges on Class R, Institutional Service Class, Institutional Class or Local Fund shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C, Class R and Local Fund shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R, Institutional Service Class and Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A, Institutional Service Class and Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class, Institutional Class, Service Class and Local Fund shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A SHARES                            CLASS B SHARES                           CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Front-end sales charge
means that a portion of. . .  No front-end sales charge,              No front-end sales charge,
your initial investment goes  so your full investment                 so your full investment
toward the sales charge, . .  immediately goes toward                 immediately goes toward
and is not invested. . . . .  buying shares                           buying shares
---------------------------------------------------------------------------------------------------------------
Reductions and waivers of. .  No reductions of the CDSC               Like Class B shares, no reductions
the sales charge available .  available, but waivers available        of the CDSC are available, but
                                                                      waivers of CDSC are available
---------------------------------------------------------------------------------------------------------------
Lower expenses than Class. .  Higher distribution and service         Higher distribution and service fees
B and Class C shares mean. .  fees than Class A shares mean           Than Class A shares mean higher
higher dividends per share .  higher fund expenses and lower          fund expenses and lower dividends
                              dividends per share                     per share
---------------------------------------------------------------------------------------------------------------
Conversion features are. . .  After seven years, Class B shares       Unlike Class B shares, Class C shares
not applicable . . . . . . .  Convert into Class A shares, which      do not automatically convert into another
                              reduces your future fund expenses       class
---------------------------------------------------------------------------------------------------------------
No sales charge when shares.  CDSC if shares are sold within six      CDSC of 1% is applicable if shares are
Are sold back to a Fund. . .  years: 5% in the first year, 4% in the  sold in the first year after purchase second, 3% in the third and fourth
                              years, 2% in the fifth, and 1% in the
                              sixth year
---------------------------------------------------------------------------------------------------------------
No maximum investment limit.  Investments of $100,000 or more         Investments of $1,000,000 or more
                              may be rejected                         may be rejected1

--------------------------------------------------------------------------------
1    This  limit  was  calculated  based  on  a  one  year  holding  period.

29
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Institutional Class, Institutional Service Class, Service Class or Local Fund shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Class and Class R shares and the Gartmore S&P 500 Index Fund also offers Institutional Service Class, Service Class and Local Fund shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement benefit plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
- High net-worth individuals who invest directly with the Fund and who do not utilize a broker, investment adviser or other financial intermediary

30
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHO  CAN  BUY  SERVICE  CLASS  SHARES

Currently, insurance company separate accounts may purchase Service Class shares using purchase payments received on variable insurance contracts issued to retirement plans. Programs offered to retirement plans through broker-dealers or the Nationwide Trust Company may also purchase Service Class shares of the S&P 500 Index Fund.

Retirement plan-or variable insurance contract-directed-purchases, exchanges and redemptions are handled in accordance with terms of the retirement plans or variable insurance contracts, subject to Fund restrictions contained herein. Since the retirement plans or variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Service Class shares should contact their designated financial intermediary directly for details concerning transactions.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Class of any of the Funds (or Institutional Service Class or Service Class shares of the S&P 500 Index Fund), one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

MINIMUM INVESTMENTS-CLASS A, B & C SHARES

To open an account(per Fund). . .  $ 2,000
------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . .  $ 1,000
------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . .  $   100
------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . .  $ 1,000
------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . .  $    50
------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL
SERVICE CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . .  $50,000
------------------------------------------
Additional investments. . . . . .     None
------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL
CLASS SHARES

To open an account
(per Fund). . . . . . . . . .   $1,000,000
------------------------------------------
Additional investments. . . . . .     None
------------------------------------------

MINIMUM INVESTMENTS-SERVICE
CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . .  $25,000
------------------------------------------
Additional investments. . . . . .     None
------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees.

Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

31
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of the Fund's NAV.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.

                        SALES        CHARGE         DEALER
                        AS %           OF         COMMISSION
                                     AMOUNT         AS % OF
                      OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE      PRICE    (APPROXIMATELY)     PRICE
------------------------------------------------------------
Less than $50,000. .     5.75%            6.10%        5.00%
------------------------------------------------------------
50,000 to $99,999 .      4.75             4.99         4.00
------------------------------------------------------------
100,000 to $249,999      3.50             3.63         3.00
------------------------------------------------------------
250,000 to $499,999      2.50             2.56         2.00
------------------------------------------------------------
500,000 to $999,999      2.00             2.04         1.75
------------------------------------------------------------
1 million or more .      None             None         None

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

32
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

          To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver)
-    Retirement  plans.
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    any  investment  advisory  clients  of  GMF,  GSACT  and  their  affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional  investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class, Institutional Class Service Class or Local Fund shares should contact Customer Service at
1-800-848-0920  for  more  information  regarding  such  purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

33
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below.

The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or after an authorized intermediary of a Fund receives your order. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC)  ON  CLASS  B  AND  CLASS  C  SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 70 1/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

34
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes-Selling and Exchanging Fund Shares" on page 40.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class, Institutional Class, Service Class or Local Fund shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Funds' NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, Class B or Class C shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R, Service Class and Local Fund shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS            AS A % OF DAILY NET ASSETS
---------------------------------------------------------
Class A shares . . .  0.25% (distribution or service fee)
---------------------------------------------------------
Class B shares . . .  1.00% (0.25% service fee)
---------------------------------------------------------
Class C shares . . .  1.00% (0.25% service fee)
---------------------------------------------------------
Class R shares . . .  0.50% (0.25%
                      of which may be either a
                      distribution or service fee)
---------------------------------------------------------
Service Class shares  0.15% (distribution or service fee)
---------------------------------------------------------
Local Fund shares. .  0.07% (service fee)

Institutional Class and Institutional Service Class shares pay no Rule 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 40.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, Institutional Class, Institutional Service Class or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Gartmore Fund that are subject to a CDSC into another fund within the Gartmore Funds (including a Fund) and then redeem those new Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held

36
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Class  B  or  Class  C (or Class A) shares prior to the exchange to the Gartmore
Money  Market  Fund  will  be  counted  for  purposes  of  calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 33 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth
Leaders  Fund  and  Gartmore  Nationwide  Leaders  Fund):

FUND                                 EXCHANGE  FEE
--------------------------------------------------
Gartmore  Emerging  Markets  Fund            2.00%
Gartmore  Focus  Fund                        2.00%
Gartmore  Global  Financial  Services  Fund  2.00%
Gartmore  Global  Health  Sciences  Fund     2.00%
Gartmore  Global  Technology  and
Communications  Fund                         2.00%
Gartmore  Global  Utilities  Fund            2.00%
Gartmore  International  Growth  Fund        2.00%
Gartmore  Long-Short  Equity  Plus  Fund     2.00%
Gartmore  Nationwide  Leaders  Fund          2.00%
Gartmore  U.S.  Growth  Leaders  Fund        2.00%
Gartmore  Worldwide  Leaders  Fund           2.00%
Gartmore  Micro  Cap  Equity  Fund           1.50%
Gartmore  Mid  Cap  Growth  Fund             1.50%
Gartmore  Millennium  Growth  Fund           1.50%
Gartmore  Small  Cap  Fund                   1.50%
Gartmore  Value  Opportunities  Fund         1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage com missions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's exchange fee from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.
In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.
- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

--------------------------------------------------------------------------------
38

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the S&P 500 Index, Mid Cap Market Index, Small Cap Index and International Index Funds distribute any available income dividends to shareholders. The Bond Index Fund declares any available income dividends to shareholders daily and distributes them monthly. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

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DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or that class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. Class C shares for the International Index and Bond Index Funds and Class R shares for each of the Funds had not commenced operations as of October 31, 2003.

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FINANCIAL  HIGHLIGHTS

NATIONWIDE  S&P  500  INDEX  FUND

                                                             INVESTMENT ACTIVITIES
                                   --------------------------------------------------------
                                                                      NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET           GAINS         FROM
                                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $       12.73          0.05          (0.24)       (0.19)
Year Ended October 31, 2001 . . .  $       12.46          0.06          (3.17)       (3.11)
Year Ended October 31, 2002 . . .  $        9.12          0.09          (1.50)       (1.41)
Year Ended October 31, 2003 . . .  $        7.62          0.10           1.41         1.51

CLASS B SHARES
Period Ended October 31, 2000 (d)  $       12.73         (0.01)         (0.25)       (0.26)
Year Ended October 31, 2001 . . .  $       12.42          0.01          (3.16)       (3.15)
Year Ended October 31, 2002 . . .  $        9.09          0.03          (1.50)       (1.47)
Year Ended October 31, 2003 . . .  $        7.59          0.04           1.41         1.45

CLASS C SHARES
Period Ended October 31, 2003 (e)  $        8.83             -           0.18         0.18

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $       12.73          0.09          (0.25)       (0.16)
Year Ended October 31, 2001 . . .  $       12.49          0.11          (3.17)       (3.06)
Year Ended October 31, 2002 . . .  $        9.15          0.11          (1.51)       (1.40)
Year Ended October 31, 2003 . . .  $        7.64          0.11           1.43         1.54

SERVICE CLASS SHARES
Period Ended October 31, 1999 (f)  $        9.66          0.09           2.25         2.34
Year Ended October 31, 2000 . . .  $       11.91          0.07           0.56         0.63
Year Ended October 31, 2001 . . .  $       12.45          0.07          (3.17)       (3.10)
Year Ended October 31, 2002 . . .  $        9.11          0.08          (1.50)       (1.42)
Year Ended October 31, 2003 . . .  $        7.61          0.09           1.41         1.50

                                              DISTRIBUTIONS
                                   ----------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF        TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
                                   ----------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)       (0.08)         -           (0.08)  $       12.46       5.71%  (g)
Year Ended October 31, 2001 . . .       (0.06)     (0.17)          (0.23)  $        9.12    (25.24%)
Year Ended October 31, 2002 . . .       (0.09)         -           (0.09)  $        7.62    (15.62%)
Year Ended October 31, 2003 . . .       (0.09)         -           (0.09)  $        9.04      20.03%

CLASS B SHARES
Period Ended October 31, 2000 (d)       (0.05)         -           (0.05)  $       12.42       5.17%  (g)
Year Ended October 31, 2001 . . .       (0.01)     (0.17)          (0.18)  $        9.09    (25.65%)
Year Ended October 31, 2002 . . .       (0.03)         -           (0.03)  $        7.59    (16.24%)
Year Ended October 31, 2003 . . .       (0.04)         -           (0.04)  $        9.00      19.14%

CLASS C SHARES
Period Ended October 31, 2003 (e)           -          -               -   $        9.01       2.04%  (g)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)       (0.08)         -           (0.08)  $       12.49       6.01%  (g)
Year Ended October 31, 2001 . . .       (0.11)     (0.17)          (0.28)  $        9.15    (24.84%)
Year Ended October 31, 2002 . . .       (0.11)         -           (0.11)  $        7.64    (15.44%)
Year Ended October 31, 2003 . . .       (0.11)         -           (0.11)  $        9.07      20.39%

SERVICE CLASS SHARES
Period Ended October 31, 1999 (f)       (0.09)         -           (0.09)  $       11.91      24.27%  (g)
Year Ended October 31, 2000 . . .       (0.07)     (0.02)          (0.09)  $       12.45       5.25%
Year Ended October 31, 2001 . . .       (0.07)     (0.17)          (0.24)  $        9.11    (25.22%)
Year Ended October 31, 2002 . . .       (0.08)         -           (0.08)  $        7.61    (15.73%)
Year Ended October 31, 2003 . . .       (0.08)         -           (0.08)  $        9.03      19.89%

                                                   RATIOS / SUPPLEMENTAL DATA
                      ----------------------------------------------------------------------------------------------------
                                                                                        RATIO OF NET
                                                 RATIO OF NET           RATIO OF         INVESTMENT
                                     RATIO OF     INVESTMENT            EXPENSES           INCOME
                       NET ASSETS    EXPENSES    INCOME (LOSS)          (PRIOR TO     (LOSS) (PRIOR TO
                       AT END OF    TO AVERAGE    TO AVERAGE         REIMBURSEMENTS)   REIMBURSEMENTS)
                         PERIOD         NET           NET              TO AVERAGE        TO AVERAGE            PORTFOLIO
                         (000S)       ASSETS        ASSETS           NET ASSETS (B)    NET ASSETS (B)         TURNOVER (C)
                      ----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $      2,214    0.63% (h)          0.47%  (h)        0.88% (h)              0.22%  (h)         9.72%
Year Ended
October 31, 2001 . .  $      3,237        0.63%          0.70%                 1.03%              0.30%              1.85%
Year Ended
October 31, 2002 . .  $      3,942        0.52%          1.06%                 0.61%              0.97%              3.06%
Year Ended
October 31, 2003 . .  $      5,795        0.48%          1.28%                 0.56%              1.21%              1.30%

CLASS B SHARES
Period Ended
October 31, 2000 (d)  $        987    1.23% (h)        (0.12%)  (h)        2.05% (h)            (0.94%)  (h)         9.72%
Year Ended
October 31, 2001 . .  $      1,879        1.23%          0.11%                 2.21%            (0.87%)              1.85%
Year Ended
October 31, 2002 . .  $      2,423        1.23%          0.35%                 1.39%              0.19%              3.06%
Year Ended
October 31, 2003 . .  $      3,713        1.23%          0.54%                 1.30%              0.47%              1.30%

CLASS C SHARES
Period Ended
October 31, 2003 (e)  $         10    1.23% (h)          0.48%  (h)        1.23% (h)              0.48%  (h)         1.30%

INSTITUTIONAL CLASS
SHARES
Period Ended
October 31, 2000 (d)  $     92,190    0.23% (h)          0.83%  (h)        0.30% (h)              0.76%  (h)         9.72%
Year Ended
October 31, 2001 . .  $    107,955        0.23%          1.10%                 0.29%              1.04%              1.85%
Year Ended
October 31, 2002 . .  $    235,333        0.23%          1.37%                 0.33%              1.27%              3.06%
Year Ended
October 31, 2003 . .  $    620,598        0.23%          1.52%                 0.30%              1.45%              1.30%

SERVICE CLASS SHARES
Period Ended
October 31, 1999 (f)  $     72,049    0.63% (h)          0.69%  (h)        0.83% (h)              0.49%  (h)        55.07%
Year Ended
October 31, 2000 . .  $    189,443        0.63%          0.54%                 0.70%              0.47%              9.72%
Year Ended
October 31, 2001 . .  $    233,943        0.63%          0.70%                 0.69%              0.64%              1.85%
Year Ended
October 31, 2002 . .  $    266,515        0.63%          0.94%                 0.72%              0.85%              3.06%
Year Ended
October 31, 2003 . .  $    413,554        0.63%          1.14%                 0.70%              1.06%              1.30%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(g)  Not  annualized.
(h)  Annualized.

42
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

NATIONWIDE  S&P  500  INDEX  FUND

                                   --------------------------------------------------------
                                                             INVESTMENT ACTIVITIES
                                                                      NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET           GAINS         FROM
                                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                   --------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $        9.66           0.10          2.27         2.37
Year Ended October 31, 2000 . . .  $       11.94           0.08          0.56         0.64
Year Ended October 31, 2001 . . .  $       12.48           0.08         (3.17)       (3.09)
Year Ended October 31, 2002 . . .  $        9.14           0.09         (1.50)       (1.41)
Year Ended October 31, 2003 . . .  $        7.64           0.10          1.42         1.52

LOCAL FUND SHARES
Year Ended October 31, 1999 . . .  $        9.66           0.12          2.27         2.39
Year Ended October 31, 2000 . . .  $       11.95           0.11          0.54         0.65
Year Ended October 31, 2001 . . .  $       12.48           0.07         (3.14)       (3.07)
Year Ended October 31, 2002 . . .  $        9.17           0.11         (1.52)       (1.41)
Year Ended October 31, 2003 . . .  $        7.66           0.12          1.42         1.54

                                              DISTRIBUTIONS
                                   ----------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF        TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
                                   ----------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)       (0.09)         -           (0.09)  $       11.94      24.64%  (e)
Year Ended October 31, 2000 . . .       (0.08)     (0.02)          (0.10)  $       12.48       5.37%
Year Ended October 31, 2001 . . .       (0.08)     (0.17)          (0.25)  $        9.14    (25.04%)
Year Ended October 31, 2002 . . .       (0.09)         -           (0.09)  $        7.64    (15.56%)
Year Ended October 31, 2003 . . .       (0.09)         -           (0.09)  $        9.07      20.11%

LOCAL FUND SHARES
Year Ended October 31, 1999 . . .       (0.10)         -           (0.10)  $       11.95      24.85%
Year Ended October 31, 2000 . . .       (0.10)     (0.02)          (0.12)  $       12.48       5.43%
Year Ended October 31, 2001 . . .       (0.07)     (0.17)          (0.24)  $        9.17    (24.91%)
Year Ended October 31, 2002 . . .       (0.10)         -           (0.10)  $        7.66    (15.47%)
Year Ended October 31, 2003 . . .       (0.11)         -           (0.11)  $        9.09      20.26%

                                                                RATIOS / SUPPLEMENTAL DATA
                                   -----------------------------------------------------------------------------------------------
                                                                                                     RATIO OF NET
                                                              RATIO OF NET           RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT            EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)          (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE         REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET              TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS        ASSETS           NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                   -----------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $     17,389    0.48% (f)          0.87%  (f)        0.67% (f)          0.68% (f)        55.07%
Year Ended October 31, 2000 . . .  $     31,917        0.48%          0.69%                 0.55%              0.62%         9.72%
Year Ended October 31, 2001 . . .  $     35,097        0.48%          0.84%                 0.54%              0.78%         1.85%
Year Ended October 31, 2002 . . .  $     41,498        0.48%          1.09%                 0.57%              1.00%         3.06%
Year Ended October 31, 2003 . . .  $     55,197        0.48%          1.29%                 0.55%              1.21%         1.30%

LOCAL FUND SHARES
Year Ended October 31, 1999 . . .  $     30,674        0.35%          1.05%                 0.52%              0.88%        55.07%
Year Ended October 31, 2000 . . .  $     10,555        0.35%          0.84%                 0.38%              0.81%         9.72%
Year Ended October 31, 2001 . . .  $         96        0.35%          0.94%                 0.37%              0.92%         1.85%
Year Ended October 31, 2002 . . .  $         81        0.31%          1.25%                 0.39%              1.17%         3.06%
Year Ended October 31, 2003 . . .  $         97        0.30%          1.47%                 0.37%              1.40%         1.30%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e)  Not  annualized.
(f)  Annualized.

43
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

                                                             INVESTMENT ACTIVITIES
                                   --------------------------------------------------------
                                                                      NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET           GAINS         FROM
                                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $       10.00          0.09           1.76         1.85
Year Ended October 31, 2001 . . .  $       11.77          0.07          (1.50)       (1.43)
Year Ended October 31, 2002 . . .  $        9.79          0.04          (0.59)       (0.55)
Year Ended October 31, 2003 . . .  $        9.19          0.04           2.68         2.72

CLASS B SHARES
Period Ended October 31, 2001 (e)  $       11.62             -          (1.83)       (1.83)
Year Ended October 31, 2002 . . .  $        9.74         (0.01)         (0.58)       (0.59)
Year Ended October 31, 2003 . . .  $        9.13         (0.02)          2.66         2.64

CLASS C SHARES
Period Ended October 31, 2003 (f)  $       11.43             -           0.33         0.33

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $       10.00          0.14           1.76         1.90
Year Ended October 31, 2001 . . .  $       11.80          0.10          (1.49)       (1.39)
Year Ended October 31, 2002 . . .  $        9.84          0.08          (0.58)       (0.50)
Year Ended October 31, 2003 . . .  $        9.25          0.08           2.70         2.78

                                              DISTRIBUTIONS
                                   -------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF         TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD       RETURN (A)
                                   -------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)       (0.08)         -           (0.08)  $       11.77    18.51% (g)
Year Ended October 31, 2001 . . .       (0.08)     (0.47)          (0.55)  $        9.79      (12.57%)
Year Ended October 31, 2002 . . .       (0.05)         -           (0.05)  $        9.19       (5.67%)
Year Ended October 31, 2003 . . .       (0.04)         -           (0.04)  $       11.87        29.72%

CLASS B SHARES
Period Ended October 31, 2001 (e)           -      (0.05)          (0.05)  $        9.74  (16.05%) (g)
Year Ended October 31, 2002 . . .       (0.02)         -           (0.02)  $        9.13       (6.13%)
Year Ended October 31, 2003 . . .           -          -               -   $       11.77        28.96%

CLASS C SHARES
Period Ended October 31, 2003 (f)           -          -               -   $       11.76     2.89% (g)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)       (0.10)         -           (0.10)  $       11.80    19.03% (g)
Year Ended October 31, 2001 . . .       (0.10)     (0.47)          (0.57)  $        9.84      (12.17%)
Year Ended October 31, 2002 . . .       (0.09)         -           (0.09)  $        9.25       (5.19%)
Year Ended October 31, 2003 . . .       (0.08)         -           (0.08)  $       11.95        30.21%

                                                                RATIOS / SUPPLEMENTAL DATA
                                   -----------------------------------------------------------------------------------------------
                                                                                                     RATIO OF NET
                                                              RATIO OF NET           RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT            EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)          (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE         REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET              TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS        ASSETS           NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                   -----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $      3,049    0.81% (h)          0.95%  (h)        3.12% (h)        (1.36%) (h)        35.19%
Year Ended October 31, 2001 . . .  $      9,028        0.81%          0.56%                 1.27%              0.10%       119.76%
Year Ended October 31, 2002 . . .  $     19,002        0.73%          0.42%                 0.83%              0.32%        15.82%
Year Ended October 31, 2003 . . .  $     38,693        0.71%          0.48%                 0.82%              0.37%         8.26%

CLASS B SHARES
Period Ended October 31, 2001 (e)  $          6    1.41% (h)        (0.38%)  (h)        3.66% (h)        (2.63%) (h)       119.76%
Year Ended October 31, 2002 . . .  $         86        1.32%        (0.16%)                 1.44%            (0.28%)        15.82%
Year Ended October 31, 2003 . . .  $        295        1.31%        (0.13%)                 1.42%            (0.25%)         8.26%

CLASS C SHARES
Period Ended October 31, 2003 (f)  $         21    1.31% (h)          0.16%  (h)        1.71% (h)        (0.24%) (h)         8.26%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $      7,957    0.31% (h)          1.49%  (h)        2.76% (h)        (0.96%) (h)        35.19%
Year Ended October 31, 2001 . . .  $     26,719        0.31%          1.08%                 1.00%              0.39%       119.76%
Year Ended October 31, 2002 . . .  $     84,128        0.31%          0.84%                 0.44%              0.71%        15.82%
Year Ended October 31, 2003 . . .  $    247,960        0.31%          0.87%                 0.42%              0.76%         8.26%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)  Not  annualized.
(h)  Annualized.

44
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

NATIONWIDE  SMALL  CAP  INDEX  FUND

                                                             INVESTMENT ACTIVITIES
                                   --------------------------------------------------------
                                                                      NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET           GAINS         FROM
                                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.07         (0.34)       (0.27)
Year Ended October 31, 2001 . . .  $        9.67           0.07         (1.32)       (1.25)
Year Ended October 31, 2002 . . .  $        8.34           0.05         (1.07)       (1.02)
Year Ended October 31, 2003 . . .  $        7.27           0.05          2.98         3.03

CLASS B SHARES
Period Ended October 31, 2002 (e)  $        8.84           0.03         (1.59)       (1.56)
Year Ended October 31, 2003 . . .  $        7.25              -          2.97         2.97

CLASS C SHARES
Period Ended October 31, 2003 (f)  $        9.91              -          0.29         0.29

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.09         (0.32)       (0.23)
Year Ended October 31, 2001 . . .  $        9.70           0.11         (1.32)       (1.21)
Year Ended October 31, 2002 . . .  $        8.38           0.08         (1.06)       (0.98)
Year Ended October 31, 2003 . . .  $        7.32           0.08          3.00         3.08

                                        DISTRIBUTIONS
                                   --------------------------------------------------------
                                                                     NET
                                       NET                      ASSET VALUE,
                                   INVESTMENT       TOTAL          END OF         TOTAL
                                     INCOME     DISTRIBUTIONS      PERIOD       RETURN (A)
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)       (0.06)          (0.06)  $        9.67   (2.71%) (g)
Year Ended October 31, 2001 . . .       (0.08)          (0.08)  $        8.34      (12.95%)
Year Ended October 31, 2002 . . .       (0.05)          (0.05)  $        7.27      (12.29%)
Year Ended October 31, 2003 . . .       (0.05)          (0.05)  $       10.25        41.89%

CLASS B SHARES
Period Ended October 31, 2002 (e)       (0.03)          (0.03)  $        7.25  (17.68%) (g)
Year Ended October 31, 2003 . . .       (0.01)          (0.01)  $       10.21        40.98%

CLASS C SHARES
Period Ended October 31, 2003 (f)           -               -   $       10.20     2.93% (g)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)       (0.07)          (0.07)  $        9.70   (2.30%) (g)
Year Ended October 31, 2001 . . .       (0.11)          (0.11)  $        8.38      (12.54%)
Year Ended October 31, 2002 . . .       (0.08)          (0.08)  $        7.32      (11.80%)
Year Ended October 31, 2003 . . .       (0.08)          (0.08)  $       10.32        42.49%

                                                               RATIOS / SUPPLEMENTAL DATA
                                   ------------------------------------------------------------------------------------------
                                                                                                RATIO OF NET
                                                              RATIO OF NET      RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                   ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $         32    0.79% (h)      1.00% (h)      329.04% (h)      (327.25%) (h)        48.27%
Year Ended October 31, 2001 . . .  $      4,098        0.79%          0.75%            1.64%            (0.10%)        50.19%
Year Ended October 31, 2002 . . .  $     11,079        0.71%          0.71%            0.97%              0.45%        34.77%
Year Ended October 31, 2003 . . .  $     42,343        0.69%          0.61%            0.83%              0.47%        25.63%

CLASS B SHARES
Period Ended October 31, 2002 (e)  $         89    1.29% (h)      0.15% (h)        1.55% (h)        (0.11%) (h)        34.77%
Year Ended October 31, 2003 . . .  $        249        1.29%          0.04%            1.44%            (0.11%)        25.63%

CLASS C SHARES
Period Ended October 31, 2003 (f)  $         21    1.29% (h)      0.07% (h)        1.38% (h)        (0.02%) (h)        25.63%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $      2,301    0.29% (h)      1.69% (h)       19.76% (h)       (17.78%) (h)        48.27%
Year Ended October 31, 2001 . . .  $     11,366        0.29%          1.30%            1.94%            (0.35%)        50.19%
Year Ended October 31, 2002 . . .  $     33,247        0.29%          1.14%            0.58%              0.85%        34.77%
Year Ended October 31, 2003 . . .  $     99,904        0.29%          1.04%            0.44%              0.89%        25.63%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)  Not  annualized.
(h)  Annualized.

45
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

NATIONWIDE  INTERNATIONAL  INDEX  FUND

                                                             INVESTMENT ACTIVITIES
                                   --------------------------------------------------------
                                                                      NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET           GAINS         FROM
                                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.06         (1.36)       (1.30)
Year Ended October 31, 2001 . . .  $        8.65           0.08         (2.28)       (2.20)
Year Ended October 31, 2002 . . .  $        6.37           0.08         (1.06)       (0.98)
Year Ended October 31, 2003 . . .  $        5.31           0.09          1.25         1.34

CLASS B SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.02         (1.38)       (1.36)
Year Ended October 31, 2001 . . .  $        8.62           0.04         (2.30)       (2.26)
Year Ended October 31, 2002 . . .  $        6.32           0.03         (1.04)       (1.01)
Year Ended October 31, 2003 . . .  $        5.26           0.06          1.24         1.30

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.09         (1.35)       (1.26)
Year Ended October 31, 2001 . . .  $        8.66           0.10         (2.29)       (2.19)
Year Ended October 31, 2002 . . .  $        6.37           0.09         (1.04)       (0.95)
Year Ended October 31, 2003 . . .  $        5.32           0.11          1.25         1.36

                                         DISTRIBUTIONS
                                   --------------------------------------------------------
                                                                     NET
                                       NET                      ASSET VALUE,
                                   INVESTMENT       TOTAL          END OF         TOTAL
                                     INCOME     DISTRIBUTIONS      PERIOD       RETURN (A)
                                   --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)       (0.05)          (0.05)  $        8.65  (13.03%) (e)
Year Ended October 31, 2001 . . .       (0.08)          (0.08)  $        6.37      (25.44%)
Year Ended October 31, 2002 . . .       (0.08)          (0.08)  $        5.31      (15.65%)
Year Ended October 31, 2003 . . .       (0.10)          (0.10)  $        6.55        25.51%

CLASS B SHARES
Period Ended October 31, 2000 (d)       (0.02)          (0.02)  $        8.62  (13.62%) (e)
Year Ended October 31, 2001 . . .       (0.04)          (0.04)  $        6.32      (26.17%)
Year Ended October 31, 2002 . . .       (0.05)          (0.05)  $        5.26      (16.12%)
Year Ended October 31, 2003 . . .       (0.08)          (0.08)  $        6.48        24.88%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)       (0.08)          (0.08)  $        8.66  (12.65%) (e)
Year Ended October 31, 2001 . . .       (0.10)          (0.10)  $        6.37      (25.28%)
Year Ended October 31, 2002 . . .       (0.10)          (0.10)  $        5.32      (15.20%)
Year Ended October 31, 2003 . . .       (0.12)          (0.12)  $        6.56        25.90%

                                                               RATIOS / SUPPLEMENTAL DATA
                                   ------------------------------------------------------------------------------------------
                                                                                                RATIO OF NET
                                                              RATIO OF NET      RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                   ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $        230    0.86% (f)      1.01% (f)       49.77% (f)       (47.90%) (f)         5.66%
Year Ended October 31, 2001 . . .  $     10,877        0.86%          1.17%            3.97%            (1.94%)        30.18%
Year Ended October 31, 2002 . . .  $     12,549        0.79%          1.15%            0.96%              0.98%        32.45%
Year Ended October 31, 2003 . . .  $     16,404        0.75%          1.71%            0.88%              1.58%         7.71%

CLASS B SHARES
Period Ended October 31, 2000 (d)  $         53    1.46% (f)      0.39% (f)       63.29% (f)       (61.44%) (f)         5.66%
Year Ended October 31, 2001 . . .  $         59        1.46%          0.42%            7.41%            (5.53%)        30.18%
Year Ended October 31, 2002 . . .  $         80        1.39%          0.64%            1.72%              0.31%        32.45%
Year Ended October 31, 2003 . . .  $        105        1.36%          1.03%            1.48%              0.90%         7.71%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $      2,858    0.36% (f)      1.16% (f)        8.18% (f)        (6.66%) (f)         5.66%
Year Ended October 31, 2001 . . .  $     32,422        0.36%          1.42%            2.60%            (0.82%)        30.18%
Year Ended October 31, 2002 . . .  $    119,502        0.36%          1.66%            0.56%              1.46%        32.45%
Year Ended October 31, 2003 . . .  $    359,705        0.36%          1.99%            0.48%              1.87%         7.71%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.

46
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FINANCIAL  HIGHLIGHTS

NATIONWIDE  BOND  INDEX  FUND

                                                            INVESTMENT ACTIVITIES
                                   ------------------------------------------------------
                                                                     NET
                                                                 REALIZED AND
                                        NET                       UNREALIZED     TOTAL
                                   ASSET VALUE,        NET          GAINS         FROM
                                     BEGINNING     INVESTMENT    (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)  INVESTMENTS   ACTIVITIES
                                   ------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.50          0.08        0.58
Year Ended October 31, 2001 . . .  $       10.08           0.57          0.93        1.50
Year Ended October 31, 2002 . . .  $       10.93           0.47          0.05        0.52
Year Ended October 31, 2003 . . .  $       10.96           0.34          0.09        0.43

CLASS B SHARES
Period Ended October 31, 2001 (e)  $       10.75           0.02          0.18        0.20
Year Ended October 31, 2002 . . .  $       10.93           0.41          0.05        0.46
Year Ended October 31, 2003 . . .  $       10.96           0.29          0.07        0.36

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $       10.00           0.54          0.09        0.63
Year Ended October 31, 2001 . . .  $       10.09           0.63          0.91        1.54
Year Ended October 31, 2002 . . .  $       10.92           0.52          0.05        0.57
Year Ended October 31, 2003 . . .  $       10.95           0.39          0.09        0.48

                                             DISTRIBUTIONS
                                   -----------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF        TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
                                   -----------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)       (0.50)         -           (0.50)  $       10.08   5.92% (f)
Year Ended October 31, 2001 . . .       (0.57)     (0.08)          (0.65)  $       10.93      15.28%
Year Ended October 31, 2002 . . .       (0.48)     (0.01)          (0.49)  $       10.96       5.01%
Year Ended October 31, 2003 . . .       (0.40)     (0.01)          (0.41)  $       10.98       3.96%

CLASS B SHARES
Period Ended October 31, 2001 (e)       (0.02)         -           (0.02)  $       10.93   1.85% (f)
Year Ended October 31, 2002 . . .       (0.42)     (0.01)          (0.43)  $       10.96       4.38%
Year Ended October 31, 2003 . . .       (0.33)     (0.01)          (0.34)  $       10.98       3.34%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)       (0.54)         -           (0.54)  $       10.09   6.47% (f)
Year Ended October 31, 2001 . . .       (0.63)     (0.08)          (0.71)  $       10.92      15.71%
Year Ended October 31, 2002 . . .       (0.53)     (0.01)          (0.54)  $       10.95       5.46%
Year Ended October 31, 2003 . . .       (0.44)     (0.01)          (0.45)  $       10.98       4.47%

                                                               RATIOS / SUPPLEMENTAL DATA
                                   -----------------------------------------------------------------------------------------------
                                                                                                RATIO OF NET
                                                              RATIO OF NET      RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE            PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)         TURNOVER (C)
                                   -----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $      8,352    0.81% (g)      6.06% (g)        3.48% (g)              3.39%  (g)        35.74%
Year Ended October 31, 2001 . . .  $      9,693        0.81%          5.04%            1.12%              4.73%            150.27%
Year Ended October 31, 2002 . . .  $     38,447        0.72%          4.29%            0.84%              4.17%            124.75%
Year Ended October 31, 2003 . . .  $     42,292        0.71%          3.07%            0.82%              2.96%            139.66%

CLASS B SHARES
Period Ended October 31, 2001 (e)  $         10    1.41% (g)      3.05% (g)        1.63% (g)              2.83%  (g)       150.27%
Year Ended October 31, 2002 . . .  $         28        1.33%          3.69%            1.44%              3.58%            124.75%
Year Ended October 31, 2003 . . .  $        256        1.31%          2.10%            1.41%              2.00%            139.66%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $      3,763    0.31% (g)      6.49% (g)       10.87% (g)            (4.07%)  (g)        35.74%
Year Ended October 31, 2001 . . .  $     45,750        0.31%          5.51%            1.10%              4.72%            150.27%
Year Ended October 31, 2002 . . .  $    185,141        0.31%          4.67%            0.45%              4.53%            124.75%
Year Ended October 31, 2003 . . .  $    481,326        0.31%          3.34%            0.42%              3.23%            139.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

47
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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-     Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495
GG-0005  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-0012 3/04

--------------------------------------------------------------------------------